UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805748.109

SO-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 4.1%
Delphi Automotive PLC	794,777	$ 43,729
Tenneco, Inc. (a)	171,824	7,926
TRW Automotive Holdings Corp. (a)	91,400	6,313
		57,968
Automobiles - 4.1%
Bayerische Motoren Werke AG (BMW)	36,387	3,428
General Motors Co. (a)	1,496,836	51,012
Volkswagen AG	18,856	4,192
		58,632
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	13,456
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	231,920	9,845
Wyndham Worldwide Corp.	203,867	12,102
		21,947
Household Durables - 3.1%
Lennar Corp. Class A (d)	437,300	13,911
PulteGroup, Inc.	759,504	11,689
Ryland Group, Inc.	151,400	5,272
Standard Pacific Corp. (a)(d)	1,903,450	13,591
		44,463
Leisure Equipment & Products - 0.9%
Hasbro, Inc. (d)	272,197	12,407
Media - 1.7%
Omnicom Group, Inc.	125,512	7,612
Regal Entertainment Group Class A (d)	379,300	6,786
Valassis Communications, Inc.	349,089	9,617
		24,015
Multiline Retail - 3.0%
Target Corp.	381,409	24,147
The Bon-Ton Stores, Inc. (d)(e)	1,735,217	19,105
		43,252
Specialty Retail - 3.8%
Asbury Automotive Group, Inc. (a)	350,441	17,217
GameStop Corp. Class A (d)	752,113	37,764
		54,981
TOTAL CONSUMER DISCRETIONARY		331,121
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.5%
Beverages - 3.8%
Cott Corp. (d)(e)	6,920,243	$ 55,451
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	241,700	14,031
Food Products - 1.7%
Bunge Ltd.	54,100	4,100
Calavo Growers, Inc.	232,028	5,745
ConAgra Foods, Inc.	142,700	4,826
SunOpta, Inc. (a)	1,029,085	9,210
		23,881
TOTAL CONSUMER STAPLES		93,363
ENERGY - 5.1%
Energy Equipment & Services - 0.6%
Halliburton Co.	187,200	8,986
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	1,350,359	8,210
Denbury Resources, Inc. (a)	1,547,080	26,749
HollyFrontier Corp.	159,900	7,112
Marathon Oil Corp.	159,000	5,474
The Williams Companies, Inc.	154,500	5,599
Valero Energy Corp.	333,900	11,863
		65,007
TOTAL ENERGY		73,993
FINANCIALS - 10.9%
Commercial Banks - 3.8%
Regions Financial Corp.	812,863	7,641
U.S. Bancorp	879,484	31,776
Wells Fargo & Co.	384,870	15,810
		55,227
Diversified Financial Services - 3.4%
Bank of America Corp.	3,422,113	48,320
Insurance - 3.4%
AFLAC, Inc.	560,886	32,414
American International Group, Inc.	205,698	9,557
Unum Group	245,860	7,260
		49,231
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	210,800	$ 3,590
TOTAL FINANCIALS		156,368
HEALTH CARE - 14.0%
Health Care Equipment & Supplies - 4.8%
Alere, Inc. (a)	308,600	9,619
Boston Scientific Corp. (a)	1,820,900	19,265
C.R. Bard, Inc.	76,900	8,834
Covidien PLC	114,575	6,806
St. Jude Medical, Inc.	472,400	23,814
		68,338
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	80,798	8,687
Universal Health Services, Inc. Class B	284,414	19,269
		27,956
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	184,300	8,596
PerkinElmer, Inc.	211,600	7,611
		16,207
Pharmaceuticals - 6.2%
Johnson & Johnson	191,600	16,556
Mallinckrodt PLC (a)	14,321	625
Merck & Co., Inc.	398,700	18,855
Sanofi SA sponsored ADR	1,109,944	53,033
		89,069
TOTAL HEALTH CARE		201,570
INDUSTRIALS - 6.5%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	177,500	17,175
Esterline Technologies Corp. (a)	101,822	7,768
Honeywell International, Inc.	142,300	11,323
Textron, Inc.	223,717	6,027
United Technologies Corp.	49,700	4,975
		47,268
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	77,022	3,740
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Regal-Beloit Corp.	63,554	$ 4,048
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,460	6,691
Machinery - 2.2%
Blount International, Inc. (a)	292,004	3,390
Deere & Co.	112,300	9,393
Ingersoll-Rand PLC	212,400	12,561
Stanley Black & Decker, Inc.	74,137	6,321
		31,665
TOTAL INDUSTRIALS		93,412
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.	215,300	5,019
Computers & Peripherals - 2.8%
Apple, Inc.	82,580	40,221
IT Services - 0.5%
Fidelity National Information Services, Inc.	169,130	7,520
Semiconductors & Semiconductor Equipment - 4.6%
Fairchild Semiconductor International, Inc. (a)	320,000	3,907
Intersil Corp. Class A	345,143	3,579
KLA-Tencor Corp.	174,580	9,628
MagnaChip Semiconductor Corp. (a)	998,200	20,413
Micron Technology, Inc. (a)	929,483	12,613
ON Semiconductor Corp. (a)	1,214,770	8,795
Spansion, Inc. Class A (a)	641,043	6,648
		65,583
Software - 5.1%
Microsoft Corp.	438,024	14,630
Nuance Communications, Inc. (a)	152,500	2,911
Symantec Corp.	2,158,771	55,286
		72,827
TOTAL INFORMATION TECHNOLOGY		191,170
MATERIALS - 9.6%
Chemicals - 9.2%
Ashland, Inc.	86,800	7,570
Axiall Corp.	88,226	3,532
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	1,220,092	$ 85,587
PPG Industries, Inc.	153,705	24,010
W.R. Grace & Co. (a)	136,728	10,986
		131,685
Metals & Mining - 0.4%
Carpenter Technology Corp.	86,796	4,667
Haynes International, Inc.	18,860	834
		5,501
TOTAL MATERIALS		137,186
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	569,139	12,726
UTILITIES - 5.2%
Electric Utilities - 1.0%
FirstEnergy Corp.	241,669	9,055
NextEra Energy, Inc.	71,100	5,714
		14,769
Independent Power Producers & Energy Traders - 2.7%
Calpine Corp. (a)	839,263	16,223
The AES Corp.	1,721,200	21,876
		38,099
Multi-Utilities - 1.5%
Alliant Energy Corp.	114,800	5,695
Sempra Energy	183,139	15,461
		21,156
TOTAL UTILITIES		74,024
TOTAL COMMON STOCKS (Cost $1,016,648)		1,364,933
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,368)	$ 7,670	$ 6,424
Money Market Funds - 8.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	64,414,362	64,414
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	61,272,274	61,272
TOTAL MONEY MARKET FUNDS (Cost $125,686)		125,686
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,148,702)		1,497,043
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(61,724)
NET ASSETS - 100%		$ 1,435,319
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 142
Fidelity Securities Lending Cash Central Fund	518
Total	$ 660
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 59,355	$ -	$ -	$ 1,024	$ 55,451
The Bon-Ton Stores, Inc.	11,279	14,142	-	191	19,105
Total	$ 70,634	$ 14,142	$ -	$ 1,215	$ 74,556
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 331,121	$ 331,121	$ -	$ -
Consumer Staples	93,363	93,363	-	-
Energy	73,993	73,993	-	-
Financials	156,368	156,368	-	-
Health Care	201,570	201,570	-	-
Industrials	93,412	93,412	-	-
Information Technology	191,170	191,170	-	-
Materials	137,186	137,186	-	-
Telecommunication Services	12,726	12,726	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 74,024	$ 74,024	$ -	$ -
Corporate Bonds	6,424	-	6,424	-
Money Market Funds	125,686	125,686	-	-
Total Investments in Securities:	$ 1,497,043	$ 1,490,619	$ 6,424	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $1,152,878,000. Net unrealized appreciation aggregated $344,165,000, of which $376,992,000 related to appreciated investment securities and $32,827,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Strategies Fund

(A Class of Fidelity Advisor®
Value Strategies Fund)

August 31, 2013

1.806763.109

SOI-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 4.1%
Delphi Automotive PLC	794,777	$ 43,729
Tenneco, Inc. (a)	171,824	7,926
TRW Automotive Holdings Corp. (a)	91,400	6,313
		57,968
Automobiles - 4.1%
Bayerische Motoren Werke AG (BMW)	36,387	3,428
General Motors Co. (a)	1,496,836	51,012
Volkswagen AG	18,856	4,192
		58,632
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	13,456
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	231,920	9,845
Wyndham Worldwide Corp.	203,867	12,102
		21,947
Household Durables - 3.1%
Lennar Corp. Class A (d)	437,300	13,911
PulteGroup, Inc.	759,504	11,689
Ryland Group, Inc.	151,400	5,272
Standard Pacific Corp. (a)(d)	1,903,450	13,591
		44,463
Leisure Equipment & Products - 0.9%
Hasbro, Inc. (d)	272,197	12,407
Media - 1.7%
Omnicom Group, Inc.	125,512	7,612
Regal Entertainment Group Class A (d)	379,300	6,786
Valassis Communications, Inc.	349,089	9,617
		24,015
Multiline Retail - 3.0%
Target Corp.	381,409	24,147
The Bon-Ton Stores, Inc. (d)(e)	1,735,217	19,105
		43,252
Specialty Retail - 3.8%
Asbury Automotive Group, Inc. (a)	350,441	17,217
GameStop Corp. Class A (d)	752,113	37,764
		54,981
TOTAL CONSUMER DISCRETIONARY		331,121
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.5%
Beverages - 3.8%
Cott Corp. (d)(e)	6,920,243	$ 55,451
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	241,700	14,031
Food Products - 1.7%
Bunge Ltd.	54,100	4,100
Calavo Growers, Inc.	232,028	5,745
ConAgra Foods, Inc.	142,700	4,826
SunOpta, Inc. (a)	1,029,085	9,210
		23,881
TOTAL CONSUMER STAPLES		93,363
ENERGY - 5.1%
Energy Equipment & Services - 0.6%
Halliburton Co.	187,200	8,986
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	1,350,359	8,210
Denbury Resources, Inc. (a)	1,547,080	26,749
HollyFrontier Corp.	159,900	7,112
Marathon Oil Corp.	159,000	5,474
The Williams Companies, Inc.	154,500	5,599
Valero Energy Corp.	333,900	11,863
		65,007
TOTAL ENERGY		73,993
FINANCIALS - 10.9%
Commercial Banks - 3.8%
Regions Financial Corp.	812,863	7,641
U.S. Bancorp	879,484	31,776
Wells Fargo & Co.	384,870	15,810
		55,227
Diversified Financial Services - 3.4%
Bank of America Corp.	3,422,113	48,320
Insurance - 3.4%
AFLAC, Inc.	560,886	32,414
American International Group, Inc.	205,698	9,557
Unum Group	245,860	7,260
		49,231
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	210,800	$ 3,590
TOTAL FINANCIALS		156,368
HEALTH CARE - 14.0%
Health Care Equipment & Supplies - 4.8%
Alere, Inc. (a)	308,600	9,619
Boston Scientific Corp. (a)	1,820,900	19,265
C.R. Bard, Inc.	76,900	8,834
Covidien PLC	114,575	6,806
St. Jude Medical, Inc.	472,400	23,814
		68,338
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	80,798	8,687
Universal Health Services, Inc. Class B	284,414	19,269
		27,956
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	184,300	8,596
PerkinElmer, Inc.	211,600	7,611
		16,207
Pharmaceuticals - 6.2%
Johnson & Johnson	191,600	16,556
Mallinckrodt PLC (a)	14,321	625
Merck & Co., Inc.	398,700	18,855
Sanofi SA sponsored ADR	1,109,944	53,033
		89,069
TOTAL HEALTH CARE		201,570
INDUSTRIALS - 6.5%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	177,500	17,175
Esterline Technologies Corp. (a)	101,822	7,768
Honeywell International, Inc.	142,300	11,323
Textron, Inc.	223,717	6,027
United Technologies Corp.	49,700	4,975
		47,268
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	77,022	3,740
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Regal-Beloit Corp.	63,554	$ 4,048
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,460	6,691
Machinery - 2.2%
Blount International, Inc. (a)	292,004	3,390
Deere & Co.	112,300	9,393
Ingersoll-Rand PLC	212,400	12,561
Stanley Black & Decker, Inc.	74,137	6,321
		31,665
TOTAL INDUSTRIALS		93,412
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.	215,300	5,019
Computers & Peripherals - 2.8%
Apple, Inc.	82,580	40,221
IT Services - 0.5%
Fidelity National Information Services, Inc.	169,130	7,520
Semiconductors & Semiconductor Equipment - 4.6%
Fairchild Semiconductor International, Inc. (a)	320,000	3,907
Intersil Corp. Class A	345,143	3,579
KLA-Tencor Corp.	174,580	9,628
MagnaChip Semiconductor Corp. (a)	998,200	20,413
Micron Technology, Inc. (a)	929,483	12,613
ON Semiconductor Corp. (a)	1,214,770	8,795
Spansion, Inc. Class A (a)	641,043	6,648
		65,583
Software - 5.1%
Microsoft Corp.	438,024	14,630
Nuance Communications, Inc. (a)	152,500	2,911
Symantec Corp.	2,158,771	55,286
		72,827
TOTAL INFORMATION TECHNOLOGY		191,170
MATERIALS - 9.6%
Chemicals - 9.2%
Ashland, Inc.	86,800	7,570
Axiall Corp.	88,226	3,532
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	1,220,092	$ 85,587
PPG Industries, Inc.	153,705	24,010
W.R. Grace & Co. (a)	136,728	10,986
		131,685
Metals & Mining - 0.4%
Carpenter Technology Corp.	86,796	4,667
Haynes International, Inc.	18,860	834
		5,501
TOTAL MATERIALS		137,186
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	569,139	12,726
UTILITIES - 5.2%
Electric Utilities - 1.0%
FirstEnergy Corp.	241,669	9,055
NextEra Energy, Inc.	71,100	5,714
		14,769
Independent Power Producers & Energy Traders - 2.7%
Calpine Corp. (a)	839,263	16,223
The AES Corp.	1,721,200	21,876
		38,099
Multi-Utilities - 1.5%
Alliant Energy Corp.	114,800	5,695
Sempra Energy	183,139	15,461
		21,156
TOTAL UTILITIES		74,024
TOTAL COMMON STOCKS (Cost $1,016,648)		1,364,933
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,368)	$ 7,670	$ 6,424
Money Market Funds - 8.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	64,414,362	64,414
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	61,272,274	61,272
TOTAL MONEY MARKET FUNDS (Cost $125,686)		125,686
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,148,702)		1,497,043
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(61,724)
NET ASSETS - 100%		$ 1,435,319
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 142
Fidelity Securities Lending Cash Central Fund	518
Total	$ 660
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 59,355	$ -	$ -	$ 1,024	$ 55,451
The Bon-Ton Stores, Inc.	11,279	14,142	-	191	19,105
Total	$ 70,634	$ 14,142	$ -	$ 1,215	$ 74,556
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 331,121	$ 331,121	$ -	$ -
Consumer Staples	93,363	93,363	-	-
Energy	73,993	73,993	-	-
Financials	156,368	156,368	-	-
Health Care	201,570	201,570	-	-
Industrials	93,412	93,412	-	-
Information Technology	191,170	191,170	-	-
Materials	137,186	137,186	-	-
Telecommunication Services	12,726	12,726	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 74,024	$ 74,024	$ -	$ -
Corporate Bonds	6,424	-	6,424	-
Money Market Funds	125,686	125,686	-	-
Total Investments in Securities:	$ 1,497,043	$ 1,490,619	$ 6,424	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $1,152,878,000. Net unrealized appreciation aggregated $344,165,000, of which $376,992,000 related to appreciated investment securities and $32,827,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805740.109

GO-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 0.2%
Tenneco, Inc. (a)	115,600	$ 5,333
Automobiles - 1.1%
Tesla Motors, Inc. (a)(d)	180,600	30,521
Hotels, Restaurants & Leisure - 3.2%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	2,382
BJ's Restaurants, Inc. (a)	163,400	5,105
Buffalo Wild Wings, Inc. (a)	75,000	7,793
Chipotle Mexican Grill, Inc. (a)	22,100	9,021
Chuys Holdings, Inc. (a)	114,500	4,116
Dunkin' Brands Group, Inc.	163,600	7,050
Las Vegas Sands Corp.	112,092	6,316
McDonald's Corp.	135,600	12,795
Starbucks Corp.	315,500	22,249
Starwood Hotels & Resorts Worldwide, Inc.	84,400	5,397
The Cheesecake Factory, Inc.	64,300	2,686
Wendy's Co.	779,700	5,895
		90,805
Household Durables - 1.2%
Lennar Corp. Class A (d)	407,400	12,959
SodaStream International Ltd. (a)(d)	166,400	10,398
Toll Brothers, Inc. (a)	240,300	7,356
Tupperware Brands Corp.	54,600	4,410
		35,123
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	109,000	30,627
priceline.com, Inc. (a)	13,500	12,670
Shutterfly, Inc. (a)	79,400	4,126
TripAdvisor, Inc. (a)	110,600	8,181
		55,604
Media - 3.8%
AMC Networks, Inc. Class A (a)	161,500	10,010
Comcast Corp. Class A	1,068,200	44,961
DIRECTV (a)	138,300	8,046
IMAX Corp. (a)	434,100	11,912
Lions Gate Entertainment Corp. (a)(d)	241,100	8,441
News Corp. Class A (a)	39,325	617
The Walt Disney Co.	123,300	7,500
Twenty-First Century Fox, Inc. Class A	597,600	18,723
		110,210
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
J.C. Penney Co., Inc. (a)(d)	185,800	$ 2,319
Target Corp.	91,300	5,780
		8,099
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	117,300	4,142
Bed Bath & Beyond, Inc. (a)	64,700	4,771
Cabela's, Inc. Class A (a)	105,000	6,881
CarMax, Inc. (a)	209,700	9,973
DSW, Inc. Class A	41,200	3,547
Five Below, Inc. (a)	105,600	3,881
GNC Holdings, Inc.	137,500	6,995
Home Depot, Inc.	215,300	16,038
Lumber Liquidators Holdings, Inc. (a)	396,300	39,400
		95,628
Textiles, Apparel & Luxury Goods - 4.8%
Fifth & Pacific Companies, Inc. (a)	146,100	3,483
Fossil Group, Inc. (a)	171,700	19,941
lululemon athletica, Inc. (a)(d)	970,516	68,751
Michael Kors Holdings Ltd. (a)	197,700	14,648
NIKE, Inc. Class B	150,400	9,448
Prada SpA	454,000	4,473
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	130,100	3,998
Steven Madden Ltd. (a)	176,400	9,526
Under Armour, Inc. Class A (sub. vtg.) (a)	48,600	3,530
		137,798
TOTAL CONSUMER DISCRETIONARY		569,121
CONSUMER STAPLES - 10.4%
Beverages - 1.5%
Monster Beverage Corp. (a)	62,500	3,587
PepsiCo, Inc.	174,500	13,913
The Coca-Cola Co.	632,900	24,164
		41,664
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	246,700	27,598
CVS Caremark Corp.	410,300	23,818
Fresh Market, Inc. (a)	56,433	2,754
Wal-Mart Stores, Inc.	233,480	17,039
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	298,500	$ 14,349
Whole Foods Market, Inc.	198,800	10,487
		96,045
Food Products - 2.4%
Bunge Ltd.	59,300	4,494
Green Mountain Coffee Roasters, Inc. (a)(d)	628,900	54,280
Mead Johnson Nutrition Co. Class A	81,400	6,107
Mondelez International, Inc.	115,400	3,539
		68,420
Household Products - 0.7%
Procter & Gamble Co.	160,100	12,470
Svenska Cellulosa AB (SCA) (B Shares)	309,500	7,561
		20,031
Personal Products - 0.4%
Avon Products, Inc.	100,242	1,982
Herbalife Ltd.	177,900	10,854
		12,836
Tobacco - 2.1%
Altria Group, Inc.	808,500	27,392
Japan Tobacco, Inc.	34,800	1,175
Lorillard, Inc.	150,600	6,370
Philip Morris International, Inc.	319,250	26,638
		61,575
TOTAL CONSUMER STAPLES		300,571
ENERGY - 4.1%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	95,840	5,140
Halliburton Co.	118,300	5,678
National Oilwell Varco, Inc.	83,988	6,240
Schlumberger Ltd.	341,800	27,665
		44,723
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	74,200	6,783
Chesapeake Energy Corp.	165,264	4,265
Concho Resources, Inc. (a)	60,900	5,877
Continental Resources, Inc. (a)	87,800	8,100
EOG Resources, Inc.	20,600	3,235
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	135,100	$ 10,112
Noble Energy, Inc.	91,400	5,615
Occidental Petroleum Corp.	133,700	11,794
PDC Energy, Inc. (a)	48,700	2,794
Peabody Energy Corp.	118,100	2,031
Phillips 66	36,700	2,096
Pioneer Natural Resources Co.	27,400	4,794
Range Resources Corp.	16,300	1,222
Valero Energy Corp.	117,000	4,157
		72,875
TOTAL ENERGY		117,598
FINANCIALS - 3.7%
Capital Markets - 0.5%
BlackRock, Inc. Class A	4,900	1,276
Charles Schwab Corp.	323,700	6,759
Goldman Sachs Group, Inc.	22,791	3,467
T. Rowe Price Group, Inc.	30,300	2,125
		13,627
Commercial Banks - 0.3%
Signature Bank (a)	31,800	2,789
Wells Fargo & Co.	125,000	5,135
		7,924
Consumer Finance - 1.9%
American Express Co.	296,900	21,350
Discover Financial Services	738,333	34,886
		56,236
Diversified Financial Services - 0.8%
Bank of America Corp.	297,800	4,205
BM&F Bovespa SA	765,958	3,753
Citigroup, Inc.	74,200	3,586
CME Group, Inc.	22,000	1,564
JPMorgan Chase & Co.	200,900	10,151
		23,259
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	25,978	3,783
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	$ 1,939
TOTAL FINANCIALS		106,768
HEALTH CARE - 18.9%
Biotechnology - 15.7%
ACADIA Pharmaceuticals, Inc. (a)	55,500	1,108
Agios Pharmaceuticals, Inc.	34,217	807
Alexion Pharmaceuticals, Inc. (a)	39,500	4,257
Alkermes PLC (a)	1,199,500	38,084
Alnylam Pharmaceuticals, Inc. (a)	101,100	5,237
Amarin Corp. PLC ADR (a)(d)	265,000	1,670
Amgen, Inc.	201,400	21,941
Biogen Idec, Inc. (a)	45,600	9,714
Bluebird Bio, Inc.	22,166	552
Celgene Corp. (a)	55,235	7,732
Celldex Therapeutics, Inc. (a)	95,800	2,081
Cepheid, Inc. (a)	136,353	4,879
Clovis Oncology, Inc. (a)	16,500	1,064
Elan Corp. PLC sponsored ADR (a)	660,000	10,058
Exelixis, Inc. (a)(d)	2,203,711	11,041
Gilead Sciences, Inc. (a)	511,200	30,810
ImmunoGen, Inc. (a)(d)	1,599,751	25,596
Immunomedics, Inc. (a)	1,331,287	7,921
Insmed, Inc. (a)	269,500	4,099
InterMune, Inc. (a)	110,400	1,578
Intrexon Corp.	10,100	219
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	2,650
Isis Pharmaceuticals, Inc. (a)	1,451,653	37,496
Lexicon Pharmaceuticals, Inc. (a)	9,739,604	24,252
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	1,999
Metabolix, Inc. (a)(d)	246,795	333
NPS Pharmaceuticals, Inc. (a)	549,300	13,787
Prothena Corp. PLC (a)	76,602	1,535
Receptos, Inc.	87,600	1,388
Regeneron Pharmaceuticals, Inc. (a)	355,900	86,238
Regulus Therapeutics, Inc.	248,300	2,346
Rigel Pharmaceuticals, Inc. (a)	900,748	2,837
Seattle Genetics, Inc. (a)(d)	1,865,767	79,109
Transition Therapeutics, Inc. (a)	1,007,397	4,321
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	68,690	$ 5,162
		453,901
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	89,300	2,976
Baxter International, Inc.	42,300	2,942
Cyberonics, Inc. (a)	67,300	3,424
Steris Corp.	201,100	8,223
		17,565
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)	356,900	3,348
BioScrip, Inc. (a)	792,300	9,666
Catamaran Corp. (a)	30,500	1,670
Express Scripts Holding Co. (a)	125,167	7,996
McKesson Corp.	20,900	2,537
		25,217
Health Care Technology - 0.1%
athenahealth, Inc. (a)	23,200	2,447
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(d)	19,300	1,502
Pharmaceuticals - 1.6%
AbbVie, Inc.	156,200	6,656
Allergan, Inc.	84,600	7,477
Auxilium Pharmaceuticals, Inc. (a)	176,600	3,082
Bristol-Myers Squibb Co.	239,700	9,993
Hospira, Inc. (a)	49,600	1,936
Johnson & Johnson	37,800	3,266
Questcor Pharmaceuticals, Inc.	194,800	12,989
		45,399
TOTAL HEALTH CARE		546,031
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	125,800	10,010
The Boeing Co.	132,500	13,769
		23,779
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
FedEx Corp.	22,400	$ 2,405
United Parcel Service, Inc. Class B	210,400	18,006
		20,411
Airlines - 1.0%
Delta Air Lines, Inc.	98,600	1,945
Southwest Airlines Co.	528,000	6,764
Spirit Airlines, Inc. (a)	325,300	10,140
United Continental Holdings, Inc. (a)	345,900	9,844
		28,693
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	97,859	2,558
Electrical Equipment - 0.2%
Roper Industries, Inc.	38,800	4,800
Industrial Conglomerates - 0.9%
3M Co.	69,100	7,848
Danaher Corp.	240,100	15,731
General Electric Co.	147,600	3,415
		26,994
Machinery - 0.6%
Caterpillar, Inc.	81,800	6,752
Cummins, Inc.	29,400	3,622
Deere & Co.	33,700	2,819
ITT Corp.	24,100	792
Xylem, Inc.	63,000	1,561
		15,546
Road & Rail - 1.8%
CSX Corp.	324,100	7,976
Hertz Global Holdings, Inc. (a)	713,000	17,133
Kansas City Southern	10,800	1,139
Union Pacific Corp.	165,600	25,426
		51,674
TOTAL INDUSTRIALS		174,455
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 2.0%
Infinera Corp. (a)(d)	1,483,881	13,756
QUALCOMM, Inc.	575,865	38,168
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)	115,800	$ 1,788
ViaSat, Inc. (a)	49,600	3,161
		56,873
Computers & Peripherals - 4.6%
3D Systems Corp. (a)(d)	35,700	1,835
Apple, Inc.	243,658	118,674
Fusion-io, Inc. (a)(d)	618,532	6,612
SanDisk Corp.	49,200	2,715
Silicon Graphics International Corp. (a)(d)	214,600	3,163
		132,999
Internet Software & Services - 9.1%
Akamai Technologies, Inc. (a)	31,400	1,444
Angie's List, Inc. (a)	238,600	5,001
Cornerstone OnDemand, Inc. (a)	140,000	7,211
eBay, Inc. (a)	577,300	28,859
Facebook, Inc. Class A (a)	1,440,141	59,449
Google, Inc. Class A (a)	141,865	120,150
LinkedIn Corp. (a)	18,800	4,513
Qihoo 360 Technology Co. Ltd. ADR (a)	72,000	5,611
Rackspace Hosting, Inc. (a)	133,802	5,997
Tencent Holdings Ltd.	133,100	6,241
Trulia, Inc.	83,100	3,450
Web.com Group, Inc. (a)	469,200	13,241
		261,167
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	127,216	9,325
IBM Corp.	117,900	21,490
MasterCard, Inc. Class A	52,200	31,637
Visa, Inc. Class A	240,400	41,931
		104,383
Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials, Inc.	211,300	3,172
Applied Micro Circuits Corp. (a)	1,588,300	17,090
Broadcom Corp. Class A	135,400	3,420
Cavium, Inc. (a)	39,200	1,488
Cree, Inc. (a)	737,800	40,941
Cypress Semiconductor Corp. (d)	1,548,066	17,524
Intel Corp.	101,900	2,240
Mellanox Technologies Ltd. (a)(d)	198,600	7,829
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Nanoco Group PLC (a)(d)	483,200	$ 1,264
NVIDIA Corp.	2,816,030	41,536
Rambus, Inc. (a)	1,441,100	11,759
Silicon Laboratories, Inc. (a)	788,300	30,499
Xilinx, Inc.	60,800	2,640
		181,402
Software - 8.6%
Adobe Systems, Inc. (a)	81,800	3,742
Citrix Systems, Inc. (a)	35,500	2,512
Concur Technologies, Inc. (a)	66,400	6,489
Interactive Intelligence Group, Inc. (a)	78,700	4,635
Intuit, Inc.	72,200	4,587
Microsoft Corp.	813,700	27,178
NetSuite, Inc. (a)	133,800	13,304
Oracle Corp.	338,200	10,775
QLIK Technologies, Inc. (a)	272,274	8,928
Red Hat, Inc. (a)	675,830	34,143
salesforce.com, Inc. (a)	2,256,400	110,857
ServiceNow, Inc. (a)	125,400	5,879
SolarWinds, Inc. (a)	94,700	3,452
Solera Holdings, Inc.	13,500	697
Splunk, Inc. (a)	41,100	2,269
TiVo, Inc. (a)	262,000	3,058
VMware, Inc. Class A (a)	25,200	2,121
Workday, Inc. Class A	54,400	3,946
		248,572
TOTAL INFORMATION TECHNOLOGY		985,396
MATERIALS - 1.6%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	96,400	5,458
Eastman Chemical Co.	31,200	2,371
Monsanto Co.	345,400	33,811
		41,640
Metals & Mining - 0.1%
Nucor Corp.	76,800	3,494
TOTAL MATERIALS		45,134
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	178,400	$ 8,453
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	240,987	1,617
TOTAL TELECOMMUNICATION SERVICES		10,070
TOTAL COMMON STOCKS (Cost $2,028,751)		2,855,144
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
aTyr Pharma, Inc. 8.00% (e)	638,618	1,615
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (e)	676,657	11
Equilibrate Worldwide Therapeutics Series D (e)	676,657	27
Neuropathic Worldwide Therapeutics Series D (e)	676,657	5
Oculus Worldwide Therapeutics Series D (e)	676,657	8
Orchestrate U.S. Therapeutics, Inc. Series D (e)	676,657	12
Orchestrate Worldwide Therapeutics Series D (e)	676,657	21
		84
TOTAL PREFERRED STOCKS (Cost $1,699)		1,699
Money Market Funds - 4.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	28,635,441	$ 28,635
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	103,028,030	103,028
TOTAL MONEY MARKET FUNDS (Cost $131,663)		131,663
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $2,162,113)		2,988,506
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(106,861)
NET ASSETS - 100%		$ 2,881,645
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,699,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Equilibrate Asia Therapeutics Series D	5/17/13	$ 11
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 27
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 5
Oculus Worldwide Therapeutics Series D	5/17/13	$ 8
Security	Acquisition Date	Acquisition Cost (000s)
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 12
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 21
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	737
Total	$ 767
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 569,121	$ 569,121	$ -	$ -
Consumer Staples	300,571	299,396	1,175	-
Energy	117,598	117,598	-	-
Financials	106,768	106,768	-	-
Health Care	547,730	546,031	-	1,699
Industrials	174,455	174,455	-	-
Information Technology	985,396	985,396	-	-
Materials	45,134	45,134	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 10,070	$ 10,070	$ -	$ -
Money Market Funds	131,663	131,663	-	-
Total Investments in Securities:	$ 2,988,506	$ 2,985,632	$ 1,175	$ 1,699
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $2,163,972,000. Net unrealized appreciation aggregated $824,534,000, of which $945,591,000 related to appreciated investment securities and $121,057,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805738.109

ADGF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.3%
Delphi Automotive PLC	33,776	$ 1,858
Johnson Controls, Inc.	17,100	693
		2,551
Automobiles - 0.6%
Ford Motor Co.	266,413	4,313
Harley-Davidson, Inc.	19,901	1,194
		5,507
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	284,700	1,653
H&R Block, Inc.	150,764	4,208
Kroton Educacional SA	95,900	1,286
		7,147
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	99,918	3,996
Las Vegas Sands Corp.	13,640	769
Starbucks Corp.	28,294	1,995
Texas Roadhouse, Inc. Class A	57,478	1,428
Wyndham Worldwide Corp.	53,452	3,173
Yum! Brands, Inc.	50,453	3,533
		14,894
Household Durables - 0.3%
Taylor Wimpey PLC	621,900	958
Whirlpool Corp.	13,203	1,699
		2,657
Leisure Equipment & Products - 0.3%
Amer Group PLC (A Shares)	39,500	782
Polaris Industries, Inc.	16,800	1,835
		2,617
Media - 4.4%
CBS Corp. Class B	131,482	6,719
Comcast Corp. Class A	226,775	9,545
Ipsos SA	13,689	526
MDC Partners, Inc. Class A (sub. vtg.)	118,234	2,646
Omnicom Group, Inc.	32,255	1,956
Pico Far East Holdings Ltd.	86,000	28
Smiles SA	96,850	1,116
The Walt Disney Co.	78,770	4,792
Time Warner, Inc.	62,811	3,802
Twenty-First Century Fox, Inc. Class A	139,073	4,357
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Valassis Communications, Inc.	17,865	$ 492
Viacom, Inc. Class B (non-vtg.)	76,808	6,111
		42,090
Multiline Retail - 0.0%
Target Corp.	4,200	266
The Bon-Ton Stores, Inc.	22,200	244
		510
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	113,605	1,644
Best Buy Co., Inc.	8,700	313
Body Central Corp. (a)	50,294	304
CST Brands, Inc. (a)	1	0*
Express, Inc. (a)	57,877	1,215
Foot Locker, Inc.	28,739	925
GNC Holdings, Inc.	24,300	1,236
Home Depot, Inc.	116,237	8,658
Kingfisher PLC	168,880	1,008
L Brands, Inc.	35,840	2,056
Lowe's Companies, Inc.	127,114	5,824
OfficeMax, Inc.	102,194	1,111
Rent-A-Center, Inc.	74,082	2,779
Ross Stores, Inc.	19,565	1,316
Staples, Inc.	219,622	3,055
TJX Companies, Inc.	61,551	3,245
		34,689
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	17,984	950
Kering SA	7,300	1,649
Kering SA rights 10/1/13 (a)	7,200	19
NIKE, Inc. Class B	45,755	2,874
PVH Corp.	943	121
VF Corp.	9,450	1,769
		7,382
TOTAL CONSUMER DISCRETIONARY		120,044
CONSUMER STAPLES - 10.4%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	31,500	2,938
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Beam, Inc.	11,477	$ 719
Coca-Cola Enterprises, Inc.	29,860	1,117
Cott Corp.	129,600	1,038
Dr. Pepper Snapple Group, Inc.	82,371	3,687
Molson Coors Brewing Co. Class B	12,799	624
Monster Beverage Corp. (a)	49,687	2,852
SABMiller PLC	26,000	1,239
The Coca-Cola Co.	264,275	10,090
		24,304
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	114,524	6,648
Kroger Co.	96,866	3,545
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	20,939	1,054
Wal-Mart Stores, Inc.	13,767	1,005
Walgreen Co.	104,033	5,001
		17,253
Food Products - 2.0%
Amira Nature Foods Ltd.	69,422	657
Archer Daniels Midland Co.	70,000	2,465
Bunge Ltd.	21,100	1,599
Green Mountain Coffee Roasters, Inc. (a)	30,477	2,630
Hilton Food Group PLC	81,531	547
Ingredion, Inc.	29,031	1,827
Kellogg Co.	41,318	2,508
Marine Harvest ASA	1,035,473	962
Mead Johnson Nutrition Co. Class A	17,391	1,305
Mondelez International, Inc.	143,280	4,394
		18,894
Household Products - 2.0%
Energizer Holdings, Inc.	36,875	3,644
Procter & Gamble Co.	177,856	13,853
Svenska Cellulosa AB (SCA) (B Shares)	77,200	1,886
		19,383
Personal Products - 0.2%
Hengan International Group Co. Ltd.	76,500	838
Herbalife Ltd.	23,500	1,434
		2,272
Tobacco - 1.8%
British American Tobacco PLC (United Kingdom)	37,600	1,901
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	127,100	$ 4,293
Philip Morris International, Inc.	130,423	10,882
		17,076
TOTAL CONSUMER STAPLES		99,182
ENERGY - 10.5%
Energy Equipment & Services - 3.5%
BW Offshore Ltd.	1,030,952	1,223
Cameron International Corp. (a)	73,050	4,149
Ensco PLC Class A	94,450	5,248
Essential Energy Services Ltd.	405,800	1,033
Halliburton Co.	72,557	3,483
National Oilwell Varco, Inc.	89,686	6,664
Noble Corp.	47,079	1,751
Schlumberger Ltd.	77,617	6,282
ShawCor Ltd. Class A	19,700	782
Vantage Drilling Co. (a)	834,115	1,435
Xtreme Drilling & Coil Services Corp. (a)	402,700	1,204
Xtreme Drilling & Coil Services Corp. (f)	132,500	396
		33,650
Oil, Gas & Consumable Fuels - 7.0%
Access Midstream Partners LP	43,391	1,979
Americas Petrogas, Inc. (a)(f)(g)	276,500	297
Anadarko Petroleum Corp.	47,198	4,315
Apache Corp.	25,078	2,149
Ardmore Shipping Corp.	64,100	876
Atlas Energy LP	9,400	470
Atlas Pipeline Partners LP	45,907	1,781
BPZ Energy, Inc. (a)	319,601	729
Cabot Oil & Gas Corp.	30,508	1,194
Cimarex Energy Co.	16,641	1,395
Cobalt International Energy, Inc. (a)	86,608	2,113
Concho Resources, Inc. (a)	20,040	1,934
ConocoPhillips	33,742	2,237
Crown Point Energy, Inc. (f)	192,102	39
Double Eagle Petroleum Co. (a)	99,848	327
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0*
Energen Corp.	47,079	3,122
EOG Resources, Inc.	11,054	1,736
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	27,102	$ 2,323
Halcon Resources Corp. (a)	90,000	428
InterOil Corp. (a)(e)	40,182	2,760
Magellan Midstream Partners LP	8,518	462
Marathon Oil Corp.	34,140	1,175
Marathon Petroleum Corp.	14,652	1,062
Markwest Energy Partners LP	44,610	2,980
Noble Energy, Inc.	20,787	1,277
Northern Oil & Gas, Inc. (a)	266,609	3,434
Occidental Petroleum Corp.	66,544	5,870
Painted Pony Petroleum Ltd. (f)(g)	35,000	259
Peabody Energy Corp.	124,861	2,148
Phillips 66	37,407	2,136
Phillips 66 Partners LP	18,605	572
QEP Midstream Partners LP	22,000	498
Royal Dutch Shell PLC Class A sponsored ADR	23,727	1,533
Scorpio Tankers, Inc.	58,900	555
Southcross Energy Partners LP	62,525	1,176
Suncor Energy, Inc.	50,880	1,715
Synergy Resources Corp. (a)	64,714	606
TAG Oil Ltd. (a)	421,700	1,794
TAG Oil Ltd. (f)	15,900	68
The Williams Companies, Inc.	131,301	4,758
		66,282
TOTAL ENERGY		99,932
FINANCIALS - 15.3%
Capital Markets - 2.2%
AllianceBernstein Holding LP	84,005	1,624
Ameriprise Financial, Inc.	12,848	1,107
BlackRock, Inc. Class A	9,399	2,447
GP Investments Ltd. Class A (depositary receipt) (a)	343,360	561
Invesco Ltd.	69,684	2,116
KKR & Co. LP	71,210	1,361
Monex Group, Inc.	3,794	1,381
Morgan Stanley	94,914	2,445
Oaktree Capital Group LLC Class A	33,200	1,720
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
The Blackstone Group LP	55,420	$ 1,210
UBS AG (NY Shares)	281,342	5,430
		21,402
Commercial Banks - 3.2%
Barclays PLC sponsored ADR	196,240	3,428
Commerce Bancshares, Inc.	21,923	947
Itau Unibanco Holding SA sponsored ADR	57,581	701
M&T Bank Corp.	7,290	826
Nordea Bank AB	98,000	1,141
PNC Financial Services Group, Inc.	36,140	2,612
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	9,200	97
U.S. Bancorp	121,057	4,374
Wells Fargo & Co.	392,211	16,112
		30,238
Consumer Finance - 0.8%
Capital One Financial Corp.	84,442	5,451
SLM Corp.	86,898	2,085
		7,536
Diversified Financial Services - 5.0%
Bank of America Corp.	879,373	12,417
Citigroup, Inc.	308,273	14,899
JPMorgan Chase & Co.	261,957	13,237
McGraw-Hill Companies, Inc.	58,408	3,409
ORIX Corp.	71,900	980
PICO Holdings, Inc. (a)	133,273	2,811
		47,753
Insurance - 2.5%
ACE Ltd.	24,194	2,122
AFLAC, Inc.	30,332	1,753
Allied World Assurance Co. Holdings Ltd.	9,017	827
Arthur J. Gallagher & Co.	18,265	755
Assured Guaranty Ltd.	210,551	4,188
Axis Capital Holdings Ltd.	11,500	494
Everest Re Group Ltd.	8,534	1,169
Fidelity National Financial, Inc. Class A	122,104	2,895
Marsh & McLennan Companies, Inc.	30,800	1,270
MetLife, Inc.	74,121	3,424
Prudential Financial, Inc.	28,564	2,139
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential PLC	28,164	$ 471
The Travelers Companies, Inc.	36,232	2,895
		24,402
Real Estate Investment Trusts - 1.2%
American Tower Corp.	22,019	1,530
Beni Stabili SpA SIIQ	1,041,900	640
CBL & Associates Properties, Inc.	57,532	1,105
Corrections Corp. of America	14,864	490
Cousins Properties, Inc.	135,276	1,343
Education Realty Trust, Inc.	77,400	665
Lexington Corporate Properties Trust	71,484	838
Parkway Properties, Inc.	25,200	412
Piedmont Office Realty Trust, Inc. Class A	28,100	483
Prologis, Inc.	27,557	971
Simon Property Group, Inc.	3,599	524
SL Green Realty Corp.	1,139	99
Westfield Group unit	62,449	616
Weyerhaeuser Co.	69,876	1,913
		11,629
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	121,593	2,659
CSI Properties Ltd.	10,910,000	401
		3,060
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	52,300	709
TOTAL FINANCIALS		146,729
HEALTH CARE - 13.3%
Biotechnology - 3.2%
Agios Pharmaceuticals, Inc.	14,781	349
Alexion Pharmaceuticals, Inc. (a)	10,123	1,091
Alnylam Pharmaceuticals, Inc. (a)	63,300	3,279
Amgen, Inc.	64,491	7,026
Biogen Idec, Inc. (a)	15,209	3,240
Bluebird Bio, Inc. (e)	12,000	299
Gilead Sciences, Inc. (a)	125,472	7,562
Grifols SA ADR	67,375	2,041
Infinity Pharmaceuticals, Inc. (a)	79,490	1,471
Isis Pharmaceuticals, Inc. (a)	35,800	925
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
KaloBios Pharmaceuticals, Inc.	17,800	$ 99
KaloBios Pharmaceuticals, Inc. (f)	49,556	276
Merrimack Pharmaceuticals, Inc. (a)	46,100	156
Theravance, Inc. (a)	80,201	2,875
		30,689
Health Care Equipment & Supplies - 1.4%
Ansell Ltd.	25,568	442
Baxter International, Inc.	35,751	2,487
Boston Scientific Corp. (a)	177,062	1,873
Covidien PLC	26,373	1,567
Genmark Diagnostics, Inc. (a)	114,606	1,318
Hill-Rom Holdings, Inc.	32,767	1,119
Medtronic, Inc.	1,700	88
Stryker Corp.	45,180	3,022
Teleflex, Inc.	1,500	116
Zimmer Holdings, Inc.	13,042	1,031
		13,063
Health Care Providers & Services - 2.9%
Accretive Health, Inc. (a)	14,669	138
AmerisourceBergen Corp.	52,895	3,011
AmSurg Corp. (a)	25,268	942
Brookdale Senior Living, Inc. (a)	135,779	3,397
DaVita, Inc. (a)	14,173	1,524
Emeritus Corp. (a)	65,163	1,421
Express Scripts Holding Co. (a)	74,801	4,778
McKesson Corp.	26,340	3,198
Qualicorp SA (a)	102,400	800
Quest Diagnostics, Inc.	33,184	1,945
UnitedHealth Group, Inc.	85,716	6,149
		27,303
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	24,730	1,153
Lonza Group AG	12,116	858
		2,011
Pharmaceuticals - 5.6%
AbbVie, Inc.	118,758	5,060
Actavis, Inc. (a)	20,209	2,732
Biodelivery Sciences International, Inc. (a)	143,414	751
Cadence Pharmaceuticals, Inc. (a)	239,878	1,307
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Dechra Pharmaceuticals PLC	43,500	$ 460
Endo Health Solutions, Inc. (a)	34,560	1,420
GlaxoSmithKline PLC	97,000	2,474
Horizon Pharma, Inc. (a)	367,185	929
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	27,294	0*
warrants 9/25/17 (a)	109,700	0*
Johnson & Johnson	134,319	11,607
Merck & Co., Inc.	128,127	6,059
Novo Nordisk A/S Series B	13,945	2,332
Perrigo Co.	4,100	498
Pfizer, Inc.	177,604	5,010
Sanofi SA	67,685	6,487
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,957	1,909
Valeant Pharmaceuticals International, Inc. (Canada) (a)	23,900	2,351
Warner Chilcott PLC	104,584	2,243
Zoetis, Inc. Class A	1	0*
		53,629
TOTAL HEALTH CARE		126,695
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.9%
Finmeccanica SpA (a)	111,336	569
General Dynamics Corp.	12,759	1,062
Honeywell International, Inc.	59,717	4,752
Meggitt PLC	225,451	1,839
Textron, Inc.	34,978	942
The Boeing Co.	9,437	981
United Technologies Corp.	78,771	7,885
		18,030
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	46,981	4,021
Airlines - 0.0%
Copa Holdings SA Class A	812	106
easyJet PLC	12,000	229
		335
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.6%
A.O. Smith Corp.	35,466	$ 1,491
Masco Corp.	228,053	4,315
		5,806
Commercial Services & Supplies - 0.7%
Iron Mountain, Inc.	46,891	1,210
KAR Auction Services, Inc.	41,000	1,092
Multiplus SA	96,500	1,054
Republic Services, Inc.	48,140	1,565
Swisher Hygiene, Inc. (a)	202,331	168
Waste Management, Inc.	32,458	1,313
West Corp.	20,500	448
		6,850
Construction & Engineering - 0.2%
Boart Longyear Ltd.	421,399	173
Fluor Corp.	12,436	789
URS Corp.	26,806	1,327
		2,289
Electrical Equipment - 1.9%
Alstom SA	46,659	1,642
AMETEK, Inc.	30,332	1,302
Bharat Heavy Electricals Ltd.	135,887	246
Eaton Corp. PLC	36,453	2,308
Emerson Electric Co.	46,469	2,805
Generac Holdings, Inc.	63,006	2,494
Hubbell, Inc. Class B	13,424	1,361
Polypore International, Inc. (a)(e)	9,386	401
Prysmian SpA	80,029	1,777
Regal-Beloit Corp.	27,087	1,725
Roper Industries, Inc.	12,561	1,554
		17,615
Industrial Conglomerates - 2.0%
3M Co.	5,500	625
General Electric Co.	704,910	16,312
Koninklijke Philips Electronics NV	63,400	1,960
		18,897
Machinery - 2.3%
Andritz AG	17,498	964
Cummins, Inc.	19,890	2,450
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	6,339	$ 539
GEA Group AG	1,283	52
Global Brass & Copper Holdings, Inc.	46,702	922
Harsco Corp.	47,790	1,124
Illinois Tool Works, Inc.	27,800	1,987
Ingersoll-Rand PLC	62,752	3,711
Manitowoc Co., Inc.	144,603	2,889
Pentair Ltd.	37,873	2,277
Stanley Black & Decker, Inc.	45,656	3,893
Timken Co.	6,099	342
Watts Water Technologies, Inc. Class A	2,600	135
Weg SA	31,900	374
		21,659
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	215,616	722
Professional Services - 0.7%
CRA International, Inc. (a)	26,928	482
Dun & Bradstreet Corp.	41,396	4,118
Manpower, Inc.	9,496	616
Michael Page International PLC	159,115	1,141
Randstad Holding NV	7,632	355
Towers Watson & Co.	3,000	247
		6,959
Road & Rail - 1.2%
Con-way, Inc.	24,700	1,028
CSX Corp.	84,602	2,082
Norfolk Southern Corp.	20,642	1,490
Union Pacific Corp.	45,415	6,973
		11,573
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	73,887	925
Watsco, Inc.	14,568	1,308
		2,233
TOTAL INDUSTRIALS		116,989
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 2.0%
Cisco Systems, Inc.	443,479	$ 10,337
QUALCOMM, Inc.	127,228	8,433
		18,770
Computers & Peripherals - 3.5%
Apple, Inc.	61,952	30,170
NCR Corp. (a)	39,925	1,421
Western Digital Corp.	28,815	1,787
		33,378
Electronic Equipment & Components - 0.6%
Corning, Inc.	102,112	1,434
Jabil Circuit, Inc.	64,222	1,466
National Instruments Corp.	1,254	35
TE Connectivity Ltd.	54,422	2,667
		5,602
Internet Software & Services - 2.1%
Active Network, Inc. (a)	97,782	958
Demandware, Inc. (a)	17,069	718
Facebook, Inc. Class A (a)	14,500	599
Google, Inc. Class A (a)	17,832	15,102
Mail.Ru Group Ltd.:
GDR (f)	1,900	62
GDR (Reg. S)	31,200	1,019
Velti PLC (h)	192,692	61
Yahoo!, Inc. (a)	68,605	1,861
		20,380
IT Services - 3.1%
Accenture PLC Class A	48,938	3,536
Amdocs Ltd.	32,982	1,216
Cognizant Technology Solutions Corp. Class A (a)	36,982	2,711
EPAM Systems, Inc. (a)	61,400	1,964
ExlService Holdings, Inc. (a)	34,783	943
Fidelity National Information Services, Inc.	58,748	2,612
MasterCard, Inc. Class A	6,742	4,086
Sapient Corp. (a)	100,276	1,499
Total System Services, Inc.	64,415	1,782
Visa, Inc. Class A	54,271	9,466
		29,815
Office Electronics - 0.4%
Xerox Corp.	362,853	3,621
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	20,056	$ 705
Applied Materials, Inc.	14,138	212
Applied Micro Circuits Corp. (a)	36,600	394
ASML Holding NV	59,012	5,138
Avago Technologies Ltd.	80,833	3,113
LTX-Credence Corp. (a)	144,918	588
Maxim Integrated Products, Inc.	42,996	1,197
Microchip Technology, Inc. (e)	6,439	250
Micron Technology, Inc. (a)	65,361	887
Monolithic Power Systems, Inc.	19,994	612
NXP Semiconductors NV (a)	49,047	1,823
Samsung Electronics Co. Ltd.	1,576	1,942
Skyworks Solutions, Inc. (a)	113,540	2,879
		19,740
Software - 3.2%
Activision Blizzard, Inc.	194,733	3,178
Adobe Systems, Inc. (a)	17,338	793
Check Point Software Technologies Ltd. (a)	18,010	1,010
Citrix Systems, Inc. (a)	37,261	2,637
Comverse, Inc.	34,377	1,040
Constellation Software, Inc.	7,500	1,230
Electronic Arts, Inc. (a)	99,386	2,648
Intuit, Inc.	18,585	1,181
MICROS Systems, Inc. (a)	8,601	421
Microsoft Corp.	273,389	9,131
Oracle Corp.	199,518	6,357
Symantec Corp.	42,770	1,095
		30,721
TOTAL INFORMATION TECHNOLOGY		162,027
MATERIALS - 3.6%
Chemicals - 1.8%
Albemarle Corp.	13,094	817
Ashland, Inc.	13,313	1,161
Axiall Corp.	23,558	943
Cabot Corp.	37,565	1,502
Eastman Chemical Co.	28,407	2,159
LyondellBasell Industries NV Class A	36,196	2,539
Monsanto Co.	39,101	3,828
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	1,300	$ 38
PPG Industries, Inc.	12,772	1,995
Royal DSM NV	6,200	457
RPM International, Inc.	48,409	1,645
		17,084
Construction Materials - 0.2%
Lafarge SA (Bearer)	11,900	727
Vulcan Materials Co.	34,077	1,629
		2,356
Containers & Packaging - 0.3%
Nampak Ltd.	301,028	878
Rock-Tenn Co. Class A	15,404	1,712
		2,590
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	81,755	2,471
Goldcorp, Inc.	73,000	2,155
Ivanplats Ltd. (f)	746,308	1,389
Randgold Resources Ltd. sponsored ADR	26,300	2,052
Turquoise Hill Resources Ltd. (a)	375,793	1,955
Walter Energy, Inc.	41,400	536
		10,558
Paper & Forest Products - 0.2%
Boise Cascade Co.	18,100	418
International Paper Co.	38,074	1,797
		2,215
TOTAL MATERIALS		34,803
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	57,911	1,918
Verizon Communications, Inc.	13,197	625
		2,543
Wireless Telecommunication Services - 0.6%
Megafon OJSC GDR	18,500	625
Mobile TeleSystems OJSC sponsored ADR	50,234	1,063
SBA Communications Corp. Class A (a)	21,197	1,590
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SoftBank Corp.	13,200	$ 823
Vodafone Group PLC	580,500	1,870
		5,971
TOTAL TELECOMMUNICATION SERVICES		8,514
UTILITIES - 2.0%
Electric Utilities - 0.8%
Edison International	53,107	2,437
ITC Holdings Corp.	32,338	2,875
NextEra Energy, Inc.	12,341	992
Northeast Utilities	30,672	1,257
		7,561
Gas Utilities - 0.1%
National Fuel Gas Co.	8,540	557
Independent Power Producers & Energy Traders - 0.3%
The AES Corp.	247,279	3,143
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	37,739	865
PG&E Corp.	58,700	2,428
Sempra Energy	54,672	4,615
		7,908
TOTAL UTILITIES		19,169
TOTAL COMMON STOCKS (Cost $809,393)		934,084
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	9,500	653
Software - 0.1%
Mobileye N.V. Series F (a)(h)	32,777	1,144
TOTAL INFORMATION TECHNOLOGY		1,797
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	7,900	$ 1,797
TOTAL PREFERRED STOCKS (Cost $3,524)		3,594
Corporate Bonds - 0.6%
		Principal Amount (000s) (d)
Convertible Bonds - 0.5%
ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Cal Dive International, Inc. 5% 7/15/17 (f)		$ 245	264
Vantage Drilling Co. 5.5% 7/15/43 (f)		430	450
			714
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		791	557
BPZ Energy, Inc. 6.5% 3/1/15		430	372
			929
TOTAL ENERGY			1,643
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Exelixis, Inc. 4.25% 8/15/19		1,070	1,115
InterMune, Inc. 2.5% 12/15/17		330	442
Theravance, Inc. 2.125% 1/15/23		430	630
			2,187
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (h)		451	451
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17		820	886
TOTAL CONVERTIBLE BONDS			5,167
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	652	$ 900
TOTAL CORPORATE BONDS (Cost $5,628)			6,067
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	9,999,470	9,999
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,626,646	3,627
TOTAL MONEY MARKET FUNDS (Cost $13,626)		13,626
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $832,171)		957,371
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,203)
NET ASSETS - 100%		$ 955,168
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,500,000 or 0.4% of net assets.

(g) Security or a portion of the security sold on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,656,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 451
Mobileye N.V. Series F	8/15/13	$ 1,144
Velti PLC	4/19/13	$ 289
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	413
Total	$ 419
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 121,841	$ 121,841	$ -	$ -
Consumer Staples	99,182	90,050	9,132	-
Energy	99,932	99,932	-	-
Financials	146,729	143,897	2,832	-
Health Care	126,695	115,402	11,293	-
Industrials	116,989	115,029	1,960	-
Information Technology	163,824	162,619	61	1,144
Materials	34,803	34,803	-	-
Telecommunication Services	8,514	5,821	2,693	-
Utilities	19,169	19,169	-	-
Corporate Bonds	6,067	-	5,616	451
Money Market Funds	13,626	13,626	-	-
Total Investments in Securities:	$ 957,371	$ 922,189	$ 33,587	$ 1,595
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $837,295,000. Net unrealized appreciation aggregated $120,076,000, of which $158,054,000 related to appreciated investment securities and $37,978,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805763.109

AGAI-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Gentex Corp.	21,056	$ 474
Automobiles - 0.5%
Ford Motor Co.	159,866	2,588
Distributors - 0.1%
LKQ Corp. (a)	22,190	649
Diversified Consumer Services - 0.2%
H&R Block, Inc.	42,830	1,195
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	7,134	330
McDonald's Corp.	46,145	4,354
Wyndham Worldwide Corp.	10,333	613
Yum! Brands, Inc.	39,064	2,735
		8,032
Internet & Catalog Retail - 0.0%
Expedia, Inc.	3,500	164
Leisure Equipment & Products - 0.3%
Mattel, Inc.	33,179	1,344
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	217,129	8,846
Scripps Networks Interactive, Inc. Class A	10,370	763
Time Warner, Inc.	106,476	6,445
		16,054
Multiline Retail - 2.0%
Kohl's Corp.	19,721	1,012
Target Corp.	146,562	9,279
		10,291
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	22,660	328
H&M Hennes & Mauritz AB (B Shares)	11,100	408
Lowe's Companies, Inc.	179,740	8,236
Staples, Inc.	56,929	792
		9,764
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	11,695	618
Li & Fung Ltd.	774,000	1,138
		1,756
TOTAL CONSUMER DISCRETIONARY		52,311
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 10.9%
Beverages - 2.7%
C&C Group PLC	30,500	$ 169
Molson Coors Brewing Co. Class B	24,897	1,215
PepsiCo, Inc.	58,963	4,701
Remy Cointreau SA	6,200	652
SABMiller PLC	8,000	381
The Coca-Cola Co.	191,464	7,310
		14,428
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	46,751	2,714
Jeronimo Martins SGPS SA	3,600	70
Sysco Corp.	19,409	621
Walgreen Co.	153,282	7,368
		10,773
Food Products - 1.0%
Danone SA	24,467	1,822
Kellogg Co.	51,049	3,099
Mead Johnson Nutrition Co. Class A	6,500	488
		5,409
Household Products - 2.9%
Kimberly-Clark Corp.	42,978	4,018
Procter & Gamble Co.	137,635	10,720
Svenska Cellulosa AB (SCA) (B Shares)	12,300	300
		15,038
Personal Products - 0.0%
Oriflame Cosmetics SA SDR (d)	3,300	97
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	71,179	7,230
Lorillard, Inc.	101,457	4,292
Philip Morris International, Inc.	9,872	824
		12,346
TOTAL CONSUMER STAPLES		58,091
ENERGY - 12.1%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	23,758	1,320
Halliburton Co.	56,580	2,716
Schlumberger Ltd.	35,334	2,860
		6,896
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.8%
Access Midstream Partners LP	18,429	$ 841
Apache Corp.	39,714	3,403
Atlas Pipeline Partners LP	47,220	1,832
BG Group PLC	55,215	1,050
BP PLC sponsored ADR	22,640	935
Canadian Natural Resources Ltd.	115,850	3,535
Chevron Corp.	114,961	13,845
ENI SpA	24,600	560
Exxon Mobil Corp.	44,325	3,863
Legacy Reserves LP	8,876	239
Magellan Midstream Partners LP	2,454	133
Markwest Energy Partners LP	42,805	2,859
Occidental Petroleum Corp.	118,307	10,436
Peabody Energy Corp.	10,000	172
Royal Dutch Shell PLC Class A (United Kingdom)	122,029	3,947
Suncor Energy, Inc. (d)	148,090	4,991
The Williams Companies, Inc.	125,059	4,532
Western Gas Partners LP	5,200	308
		57,481
TOTAL ENERGY		64,377
FINANCIALS - 19.5%
Capital Markets - 3.7%
AllianceBernstein Holding LP	12,500	242
Apollo Investment Corp.	41,794	330
Ashmore Group PLC	81,030	419
Charles Schwab Corp.	237,300	4,955
KKR & Co. LP	99,901	1,909
Morgan Stanley	181,030	4,663
Northern Trust Corp.	42,812	2,349
State Street Corp.	46,379	3,094
The Blackstone Group LP	40,937	894
UBS AG	38,276	740
		19,595
Commercial Banks - 5.4%
BNP Paribas SA	6,900	432
Comerica, Inc.	61,757	2,522
Erste Group Bank AG	18,500	593
PNC Financial Services Group, Inc.	60,816	4,395
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	88,550	$ 1,977
SunTrust Banks, Inc.	29,235	936
U.S. Bancorp	154,630	5,587
Wells Fargo & Co.	297,640	12,227
		28,669
Consumer Finance - 0.2%
SLM Corp.	43,944	1,054
Diversified Financial Services - 7.4%
Bank of America Corp.	463,661	6,547
Citigroup, Inc.	222,242	10,741
JPMorgan Chase & Co.	374,953	18,946
KKR Financial Holdings LLC	176,866	1,799
NYSE Euronext	15,406	644
The NASDAQ Stock Market, Inc.	17,281	516
		39,193
Insurance - 1.7%
AFLAC, Inc.	5,809	336
Arthur J. Gallagher & Co.	11,700	484
Marsh & McLennan Companies, Inc.	9,827	405
MetLife, Inc.	113,928	5,262
MetLife, Inc. unit	28,500	1,558
Prudential Financial, Inc.	12,746	954
The Travelers Companies, Inc.	1,400	112
		9,111
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	17,785	405
Aviv REIT, Inc.	2,600	59
BioMed Realty Trust, Inc.	7,900	145
Invesco Mortgage Capital, Inc.	10,300	158
MFA Financial, Inc.	21,850	157
Sun Communities, Inc.	43,746	1,880
		2,804
Real Estate Management & Development - 0.3%
Beazer Pre-Owned Rental Homes, Inc. (a)(e)	67,500	1,389
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Housing Development Finance Corp. Ltd.	17,155	$ 188
Radian Group, Inc.	123,190	1,669
		1,857
TOTAL FINANCIALS		103,672
HEALTH CARE - 12.4%
Biotechnology - 0.8%
Amgen, Inc.	40,656	4,429
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	25,526	851
ResMed, Inc. (d)	6,768	320
St. Jude Medical, Inc.	40,993	2,066
Stryker Corp.	27,359	1,830
Zimmer Holdings, Inc.	14,190	1,122
		6,189
Health Care Providers & Services - 3.4%
Aetna, Inc.	41,788	2,649
AmerisourceBergen Corp.	5,400	307
Fresenius Medical Care AG & Co. KGaA	8,000	520
McKesson Corp.	26,533	3,221
Quest Diagnostics, Inc.	74,786	4,384
UnitedHealth Group, Inc.	58,826	4,220
WellPoint, Inc.	33,264	2,832
		18,133
Health Care Technology - 0.2%
Quality Systems, Inc.	42,500	879
Life Sciences Tools & Services - 0.2%
Lonza Group AG	17,031	1,206
Pharmaceuticals - 6.6%
AbbVie, Inc.	83,626	3,563
AstraZeneca PLC sponsored ADR	26,726	1,315
GlaxoSmithKline PLC sponsored ADR	95,458	4,858
Johnson & Johnson	98,573	8,518
Merck & Co., Inc.	213,100	10,077
Novartis AG sponsored ADR	28,893	2,109
Pfizer, Inc.	59,841	1,688
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	19,530	$ 1,872
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,479	1,165
		35,165
TOTAL HEALTH CARE		66,001
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	11,619	925
Rockwell Collins, Inc.	25,978	1,838
The Boeing Co.	53,694	5,580
United Technologies Corp.	34,331	3,437
		11,780
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	41,026	2,333
United Parcel Service, Inc. Class B	72,179	6,177
		8,510
Building Products - 0.0%
Fagerhult AB	1,924	54
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	33,000	879
Ritchie Brothers Auctioneers, Inc. (d)	26,900	496
		1,375
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	17,282	1,752
Zumtobel AG	9,752	121
		1,873
Industrial Conglomerates - 3.0%
General Electric Co.	664,893	15,386
Siemens AG sponsored ADR	5,636	598
		15,984
Machinery - 0.9%
Andritz AG	5,087	280
Douglas Dynamics, Inc.	72,895	1,025
Ingersoll-Rand PLC	31,627	1,870
ITT Corp.	20,841	685
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pfeiffer Vacuum Technology AG	3,246	$ 378
Xylem, Inc.	12,100	300
		4,538
Professional Services - 0.5%
Acacia Research Corp.	32,864	722
Amadeus Fire AG	3,843	233
Bureau Veritas SA	17,904	541
Dun & Bradstreet Corp.	5,142	512
Michael Page International PLC	87,594	628
		2,636
Road & Rail - 1.4%
CSX Corp.	181,493	4,467
J.B. Hunt Transport Services, Inc.	17,671	1,272
Norfolk Southern Corp.	26,408	1,906
		7,645
Trading Companies & Distributors - 0.7%
Beijer (G&L) AG Series B	8,289	138
Brenntag AG	1,400	213
MSC Industrial Direct Co., Inc. Class A	20,076	1,526
W.W. Grainger, Inc.	6,773	1,675
Watsco, Inc.	2,551	229
		3,781
TOTAL INDUSTRIALS		58,176
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 2.3%
Cisco Systems, Inc.	340,262	7,932
QUALCOMM, Inc.	67,913	4,501
		12,433
Computers & Peripherals - 3.9%
Apple, Inc.	39,994	19,481
EMC Corp.	45,130	1,163
		20,644
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	11,041	9,351
IT Services - 5.4%
Accenture PLC Class A	10,802	780
Cognizant Technology Solutions Corp. Class A (a)	32,310	2,368
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	43,164	$ 1,919
IBM Corp.	9,400	1,713
MasterCard, Inc. Class A	8,139	4,933
Paychex, Inc.	240,552	9,305
The Western Union Co.	162,661	2,851
Visa, Inc. Class A	27,635	4,820
		28,689
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	42,205	1,484
Analog Devices, Inc.	26,073	1,207
Applied Materials, Inc.	184,949	2,776
Broadcom Corp. Class A	18,812	475
Intel Corp.	13,300	292
Maxim Integrated Products, Inc.	19,900	554
		6,788
Software - 2.9%
Microsoft Corp.	415,244	13,869
Oracle Corp.	57,736	1,839
		15,708
TOTAL INFORMATION TECHNOLOGY		93,613
MATERIALS - 2.1%
Chemicals - 1.8%
Airgas, Inc.	14,152	1,439
E.I. du Pont de Nemours & Co.	29,852	1,690
FMC Corp.	13,899	926
Monsanto Co.	30,439	2,980
Potash Corp. of Saskatchewan, Inc.	16,000	473
Syngenta AG (Switzerland)	5,374	2,104
		9,612
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	12,200	369
Grupo Mexico SA de CV Series B	122,300	350
Southern Copper Corp.	26,990	742
		1,461
TOTAL MATERIALS		11,073
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	17,186	$ 569
Verizon Communications, Inc.	136,928	6,488
		7,057
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC sponsored ADR	137,650	4,453
TOTAL TELECOMMUNICATION SERVICES		11,510
UTILITIES - 1.1%
Electric Utilities - 0.8%
Ceske Energeticke Zavody A/S	5,900	137
Duke Energy Corp.	7,381	484
EDF SA	15,400	431
FirstEnergy Corp.	20,961	785
Hawaiian Electric Industries, Inc.	29,102	728
ITC Holdings Corp.	5,741	510
Northeast Utilities	8,365	343
PPL Corp.	18,666	573
		3,991
Multi-Utilities - 0.3%
E.ON AG	7,729	122
National Grid PLC	8,665	100
PG&E Corp.	12,038	498
Sempra Energy	12,000	1,013
		1,733
TOTAL UTILITIES		5,724
TOTAL COMMON STOCKS (Cost $447,503)		524,548
Convertible Preferred Stocks - 0.8%

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	14,654	3,827
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	9,200	$ 571
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,525)		4,398
Convertible Bonds - 0.2%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 772	544
Peabody Energy Corp. 4.75% 12/15/41	280	217
		761
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Volcano Corp. 1.75% 12/1/17	280	273
TOTAL CONVERTIBLE BONDS (Cost $1,245)		1,034
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	58,329	58
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,287,611	5,288
TOTAL MONEY MARKET FUNDS (Cost $5,346)		5,346
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $458,619)		535,326
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,120)
NET ASSETS - 100%		$ 531,206
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,389,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,350
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	32
Total	$ 34
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,311	$ 52,311	$ -	$ -
Consumer Staples	58,091	58,091	-	-
Energy	64,377	59,870	4,507	-
Financials	103,672	99,985	2,298	1,389
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 69,828	$ 67,436	$ 2,392	$ -
Industrials	58,747	58,747	-	-
Information Technology	93,613	93,613	-	-
Materials	11,073	8,969	2,104	-
Telecommunication Services	11,510	11,510	-	-
Utilities	5,724	5,624	100	-
Corporate Bonds	1,034	-	1,034	-
Money Market Funds	5,346	5,346	-	-
Total Investments in Securities:	$ 535,326	$ 521,502	$ 12,435	$ 1,389

During the period, 48,895,000 shares of the Fund held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $1,068,902,000. The Fund recognized a net gain of $230,003,000 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $461,845,000. Net unrealized appreciation aggregated $73,481,000, of which $81,148,000 related to appreciated investment securities and $7,667,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805757.109

AEV-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	8,000	$ 445,760
Media - 4.8%
Comcast Corp. Class A	19,947	839,569
John Wiley & Sons, Inc. Class A	14,615	640,137
Sinclair Broadcast Group, Inc. Class A	12,812	306,463
Time Warner Cable, Inc.	8,357	897,124
Viacom, Inc. Class B (non-vtg.)	12,200	970,632
		3,653,925
Multiline Retail - 1.5%
Kohl's Corp.	11,200	574,672
Macy's, Inc.	13,547	601,893
		1,176,565
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	7,900	632,553
American Eagle Outfitters, Inc.	34,488	499,041
AutoZone, Inc. (a)	1,315	552,221
		1,683,815
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	12,065	637,153
TOTAL CONSUMER DISCRETIONARY		7,597,218
CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	24,200	1,404,810
Walgreen Co.	13,500	648,945
		2,053,755
Food Products - 1.0%
Amira Nature Foods Ltd. (d)	43,100	407,726
The J.M. Smucker Co.	3,608	382,953
		790,679
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	26,400	165,264
Energizer Holdings, Inc.	8,300	820,289
Procter & Gamble Co.	5,526	430,420
		1,415,973
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	3,455	$ 350,924
TOTAL CONSUMER STAPLES		4,611,331
ENERGY - 13.4%
Energy Equipment & Services - 2.5%
Enerflex Ltd.	27,800	372,936
Ensco PLC Class A	6,797	377,641
National Oilwell Varco, Inc.	15,200	1,129,360
		1,879,937
Oil, Gas & Consumable Fuels - 10.9%
Ardmore Shipping Corp.	11,600	158,456
Chevron Corp.	28,097	3,383,723
ENI SpA	20,474	466,352
Exxon Mobil Corp.	26,322	2,294,226
Marathon Petroleum Corp.	7,500	543,825
Phillips 66	11,000	628,100
Suncor Energy, Inc. (d)	26,000	876,294
		8,350,976
TOTAL ENERGY		10,230,913
FINANCIALS - 26.6%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	30,700	913,018
Goldman Sachs Group, Inc.	3,400	517,242
MLP AG	66,088	433,232
		1,863,492
Commercial Banks - 7.6%
East West Bancorp, Inc.	15,500	453,065
PNC Financial Services Group, Inc.	14,979	1,082,532
U.S. Bancorp	45,966	1,660,752
Wells Fargo & Co.	64,232	2,638,651
		5,835,000
Consumer Finance - 2.2%
American Express Co.	6,800	488,988
Capital One Financial Corp.	17,918	1,156,607
		1,645,595
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.6%
JPMorgan Chase & Co.	52,092	$ 2,632,209
The NASDAQ Stock Market, Inc.	30,534	911,745
		3,543,954
Insurance - 9.8%
ACE Ltd.	9,900	868,428
Berkshire Hathaway, Inc. Class B (a)	23,238	2,584,530
Everest Re Group Ltd.	3,796	519,862
Fidelity National Financial, Inc. Class A	27,680	656,293
Greenlight Capital Re, Ltd. (a)	15,225	408,791
Marsh & McLennan Companies, Inc.	12,500	515,375
MetLife, Inc.	17,179	793,498
ProAssurance Corp.	8,500	400,690
The Travelers Companies, Inc.	9,087	726,051
		7,473,518
TOTAL FINANCIALS		20,361,559
HEALTH CARE - 17.5%
Biotechnology - 2.3%
Amgen, Inc.	16,000	1,743,040
Health Care Equipment & Supplies - 0.9%
Stryker Corp.	10,000	668,900
Health Care Providers & Services - 7.3%
CIGNA Corp.	14,762	1,161,622
Express Scripts Holding Co. (a)	13,599	868,704
Humana, Inc.	7,250	667,580
Laboratory Corp. of America Holdings (a)	4,161	398,291
McKesson Corp.	6,929	841,250
UnitedHealth Group, Inc.	23,000	1,650,020
		5,587,467
Pharmaceuticals - 7.0%
AstraZeneca PLC sponsored ADR	7,300	359,233
Endo Health Solutions, Inc. (a)	6,557	269,427
GlaxoSmithKline PLC sponsored ADR	18,761	954,747
Jazz Pharmaceuticals PLC (a)	6,638	582,086
Johnson & Johnson	6,408	553,715
Merck & Co., Inc.	27,130	1,282,978
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	12,130	$ 579,571
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,600	787,332
		5,369,089
TOTAL HEALTH CARE		13,368,496
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.9%
United Technologies Corp.	6,947	695,395
Electrical Equipment - 0.6%
Emerson Electric Co.	6,860	414,138
Industrial Conglomerates - 2.6%
3M Co.	8,300	942,714
Danaher Corp.	6,300	412,776
General Electric Co.	27,347	632,810
		1,988,300
Machinery - 0.8%
Stanley Black & Decker, Inc.	7,200	613,872
Professional Services - 1.0%
Dun & Bradstreet Corp.	7,835	779,426
TOTAL INDUSTRIALS		4,491,131
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.4%
Cisco Systems, Inc.	79,300	1,848,483
Computers & Peripherals - 4.0%
Apple, Inc.	3,400	1,655,970
EMC Corp.	40,000	1,031,200
Hewlett-Packard Co.	16,412	366,644
		3,053,814
Electronic Equipment & Components - 1.2%
Corning, Inc.	37,500	526,500
TE Connectivity Ltd.	1,700	83,300
Tech Data Corp. (a)	6,700	329,372
		939,172
IT Services - 5.9%
Amdocs Ltd.	13,021	479,954
CACI International, Inc. Class A (a)	5,700	384,180
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	5,500	$ 403,150
Fiserv, Inc. (a)	9,100	876,057
IBM Corp.	3,240	590,555
Lender Processing Services, Inc.	37,150	1,185,085
The Western Union Co.	32,800	574,984
		4,493,965
Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)	4,667	105,008
Skyworks Solutions, Inc. (a)	3,300	83,688
		188,696
Software - 2.0%
CA Technologies, Inc.	17,645	516,116
Microsoft Corp.	30,700	1,025,380
		1,541,496
TOTAL INFORMATION TECHNOLOGY		12,065,626
MATERIALS - 0.8%
Containers & Packaging - 0.8%
Ball Corp.	13,600	604,112
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	158,200	509,644
UTILITIES - 2.2%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	18,300	783,240
Edison International	19,693	903,712
		1,686,952
TOTAL COMMON STOCKS (Cost $64,375,731)		75,526,982
Convertible Bonds - 0.8%
	Principal Amount	Value
INDUSTRIALS - 0.8%
Marine - 0.8%
DryShips, Inc. 5% 12/1/14 (Cost $525,076)	$ 620,000	$ 586,675
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	542,972	542,972
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,332,500	1,332,500
TOTAL MONEY MARKET FUNDS (Cost $1,875,472)		1,875,472
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $66,776,279)		77,989,129
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(1,481,254)
NET ASSETS - 100%		$ 76,507,875
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,694
Fidelity Securities Lending Cash Central Fund	4,428
Total	$ 6,122
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,597,218	$ 7,597,218	$ -	$ -
Consumer Staples	4,611,331	4,611,331	-	-
Energy	10,230,913	9,764,561	466,352	-
Financials	20,361,559	20,361,559	-	-
Health Care	13,368,496	13,368,496	-	-
Industrials	4,491,131	4,491,131	-	-
Information Technology	12,065,626	12,065,626	-	-
Materials	604,112	604,112	-	-
Telecommunication Services	509,644	-	509,644	-
Utilities	1,686,952	1,686,952	-	-
Corporate Bonds	586,675	-	586,675	-
Money Market Funds	1,875,472	1,875,472	-	-
Total Investments in Securities:	$ 77,989,129	$ 76,426,458	$ 1,562,671	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $67,162,976. Net unrealized appreciation aggregated $10,826,153, of which $11,944,347 related to appreciated investment securities and $1,118,194 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805739.109

EPG-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.2%
Automobiles - 4.8%
Brilliance China Automotive Holdings Ltd.	1,464,000	$ 2,152
Harley-Davidson, Inc.	1,617,054	96,991
Tesla Motors, Inc. (a)(d)	391,531	66,169
		165,312
Diversified Consumer Services - 1.3%
Anhanguera Educacional Participacoes SA	2,772,200	16,092
H&R Block, Inc.	331,552	9,254
Kroton Educacional SA	1,507,000	20,212
		45,558
Hotels, Restaurants & Leisure - 4.0%
Bloomin' Brands, Inc.	124,900	2,810
Chipotle Mexican Grill, Inc. (a)	69,268	28,273
Dunkin' Brands Group, Inc.	485,336	20,913
Starbucks Corp.	806,401	56,867
Texas Roadhouse, Inc. Class A	300,960	7,479
Yum! Brands, Inc.	297,066	20,801
		137,143
Household Durables - 0.8%
D.R. Horton, Inc.	201,820	3,602
Mohawk Industries, Inc. (a)	166,562	19,569
Toll Brothers, Inc. (a)	92,800	2,841
		26,012
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	172,744	48,538
TripAdvisor, Inc. (a)	192,164	14,214
		62,752
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	582,038	23,712
Discovery Communications, Inc. Class C (non-vtg.) (a)	223,931	15,937
Lions Gate Entertainment Corp. (a)(d)	1,632,895	57,168
		96,817
Multiline Retail - 0.3%
Dollarama, Inc.	162,245	11,452
Specialty Retail - 5.0%
Chow Tai Fook Jewellery Group Ltd.	6,452,800	8,904
Five Below, Inc. (a)	137,300	5,046
GNC Holdings, Inc.	588,819	29,953
Home Depot, Inc.	1,144,944	85,287
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators Holdings, Inc. (a)	36,300	$ 3,609
TJX Companies, Inc.	267,682	14,112
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	85,620	8,497
Urban Outfitters, Inc. (a)	241,443	10,124
Williams-Sonoma, Inc.	74,070	4,178
		169,710
Textiles, Apparel & Luxury Goods - 1.4%
ECLAT Textile Co. Ltd.	1,099,560	9,826
Michael Kors Holdings Ltd. (a)	260,297	19,285
NIKE, Inc. Class B	288,504	18,124
		47,235
TOTAL CONSUMER DISCRETIONARY		761,991
CONSUMER STAPLES - 8.9%
Beverages - 1.5%
Monster Beverage Corp. (a)	112,540	6,459
Remy Cointreau SA	17,100	1,799
SABMiller PLC	396,234	18,876
The Coca-Cola Co.	602,112	22,989
		50,123
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	176,700	19,767
Whole Foods Market, Inc.	473,382	24,971
		44,738
Food Products - 4.3%
Biostime International Holdings Ltd.	563,500	3,365
Green Mountain Coffee Roasters, Inc. (a)(d)	1,121,291	96,779
Mead Johnson Nutrition Co. Class A	135,856	10,193
The Hershey Co.	401,259	36,896
		147,233
Personal Products - 1.0%
Herbalife Ltd.	574,170	35,030
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	137,145	$ 13,930
Philip Morris International, Inc.	155,119	12,943
		26,873
TOTAL CONSUMER STAPLES		303,997
ENERGY - 4.8%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	358,592	20,364
Dril-Quip, Inc. (a)	168,330	17,171
Frank's International NV	14,500	402
National Oilwell Varco, Inc.	119,000	8,842
Oceaneering International, Inc.	289,870	22,488
RigNet, Inc. (a)	5,813	211
		69,478
Oil, Gas & Consumable Fuels - 2.8%
Bonanza Creek Energy, Inc. (a)	601,743	23,889
Cobalt International Energy, Inc. (a)	433,609	10,580
Continental Resources, Inc. (a)	98,310	9,070
Kosmos Energy Ltd. (a)	1,267,906	12,895
Markwest Energy Partners LP	198,840	13,281
Noble Energy, Inc.	142,800	8,772
Pioneer Natural Resources Co.	87,602	15,328
		93,815
TOTAL ENERGY		163,293
FINANCIALS - 4.2%
Capital Markets - 1.9%
BlackRock, Inc. Class A	76,800	19,993
E*TRADE Financial Corp. (a)	116,555	1,636
Harvest Capital Credit Corp.	134,600	2,006
Invesco Ltd.	1,212,121	36,800
Virtus Investment Partners, Inc. (a)	36,554	6,371
		66,806
Commercial Banks - 0.5%
First Republic Bank	143,600	6,359
HDFC Bank Ltd. sponsored ADR	375,595	10,885
		17,244
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.1%
Mahindra & Mahindra Financial Services Ltd.	495,252	$ 1,905
Diversified Financial Services - 0.5%
McGraw-Hill Companies, Inc.	288,375	16,832
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	77,400	8,608
Real Estate Investment Trusts - 0.5%
American Tower Corp.	259,182	18,011
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	266,500	1,633
Realogy Holdings Corp.	301,715	12,772
		14,405
TOTAL FINANCIALS		143,811
HEALTH CARE - 19.5%
Biotechnology - 10.1%
Acorda Therapeutics, Inc. (a)	113,157	3,824
Alexion Pharmaceuticals, Inc. (a)	145,681	15,699
Amgen, Inc.	296,130	32,260
Biogen Idec, Inc. (a)	257,880	54,934
BioMarin Pharmaceutical, Inc. (a)	568,721	37,234
Biovitrum AB (a)	1,285,413	8,903
Celgene Corp. (a)	151,019	21,140
Coronado Biosciences, Inc. (a)(d)	79,048	644
Cytokinetics, Inc. (a)	237,950	2,491
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	467
Esperion Therapeutics, Inc.	120,200	1,938
Gilead Sciences, Inc. (a)	1,455,416	87,718
Insmed, Inc. (a)	945,027	14,374
Kamada (a)	517,371	6,571
Regeneron Pharmaceuticals, Inc. (a)	62,875	15,235
Theravance, Inc. (a)	718,462	25,757
Vanda Pharmaceuticals, Inc. (a)	214,600	2,453
Vertex Pharmaceuticals, Inc. (a)	183,095	13,760
		345,402
Health Care Equipment & Supplies - 0.6%
AxoGen, Inc. (a)	269,300	873
GI Dynamics, Inc. CDI (a)	588,071	366
The Cooper Companies, Inc.	154,793	20,218
		21,457
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 3.8%
Apollo Hospitals Enterprise Ltd.	392,573	$ 5,165
Express Scripts Holding Co. (a)	1,856,814	118,613
Qualicorp SA (a)	806,600	6,305
		130,083
Health Care Technology - 0.5%
Cerner Corp. (a)	382,240	17,606
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	201,613	15,694
Pharmaceuticals - 4.1%
Actavis, Inc. (a)	216,700	29,294
Allergan, Inc.	58,700	5,188
Cadence Pharmaceuticals, Inc. (a)	762,800	4,157
Jazz Pharmaceuticals PLC (a)	136,300	11,952
Novo Nordisk A/S Series B	110,397	18,458
Pacira Pharmaceuticals, Inc. (a)	413,492	14,977
Perrigo Co.	155,762	18,933
Valeant Pharmaceuticals International, Inc. (Canada) (a)	374,552	36,840
		139,799
TOTAL HEALTH CARE		670,041
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.7%
Textron, Inc.	502,169	13,528
United Technologies Corp.	443,596	44,404
		57,932
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	121,480	5,765
Building Products - 0.3%
A.O. Smith Corp.	222,838	9,370
Construction & Engineering - 0.2%
EMCOR Group, Inc.	207,288	7,792
Electrical Equipment - 1.8%
AMETEK, Inc.	359,955	15,449
Generac Holdings, Inc.	350,516	13,877
Hubbell, Inc. Class B	140,610	14,252
Roper Industries, Inc.	143,669	17,772
		61,350
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
Danaher Corp.	565,421	$ 37,046
Machinery - 0.6%
Graco, Inc.	42,122	2,927
Haitian International Holdings Ltd.	220,000	405
Manitowoc Co., Inc.	795,200	15,888
Weg SA	301,500	3,538
		22,758
Professional Services - 0.9%
Equifax, Inc.	181,571	10,729
Verisk Analytics, Inc. (a)	340,929	21,199
		31,928
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	303,379	11,022
TOTAL INDUSTRIALS		244,963
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 2.2%
QUALCOMM, Inc.	1,155,651	76,597
Computers & Peripherals - 2.4%
Apple, Inc.	170,201	82,896
Internet Software & Services - 9.5%
Blucora, Inc. (a)	153,937	3,082
Cornerstone OnDemand, Inc. (a)	210,432	10,839
CoStar Group, Inc. (a)	64,422	9,567
Facebook, Inc. Class A (a)	4,022,700	166,053
Google, Inc. Class A (a)	120,243	101,834
LinkedIn Corp. (a)	40,731	9,777
MercadoLibre, Inc.	18,590	2,206
SciQuest, Inc. (a)	170,630	3,549
SPS Commerce, Inc. (a)	204,899	12,773
Xoom Corp. (d)	61,300	1,648
Yahoo!, Inc. (a)	170,079	4,613
		325,941
IT Services - 2.3%
FleetCor Technologies, Inc. (a)	201,600	20,787
ServiceSource International, Inc. (a)	147,945	1,792
Visa, Inc. Class A	317,008	55,293
		77,872
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	279,000	$ 24,290
Micron Technology, Inc. (a)	1,662,621	22,562
		46,852
Software - 8.6%
ANSYS, Inc. (a)	4,468	375
Citrix Systems, Inc. (a)	133,552	9,451
Computer Modelling Group Ltd.	453,200	10,722
Diligent Board Member Services, Inc. (a)	525,228	1,904
Electronic Arts, Inc. (a)	848,245	22,597
FleetMatics Group PLC	236,800	11,710
Microsoft Corp.	3,093,700	103,330
salesforce.com, Inc. (a)	1,193,092	58,617
ServiceNow, Inc. (a)	91,400	4,285
SolarWinds, Inc. (a)	1,062,267	38,720
SS&C Technologies Holdings, Inc. (a)	322,090	11,399
Tableau Software, Inc.	87,200	6,305
Ultimate Software Group, Inc. (a)	9,373	1,314
VMware, Inc. Class A (a)	125,256	10,540
Workday, Inc. Class A	52,200	3,786
		295,055
TOTAL INFORMATION TECHNOLOGY		905,213
MATERIALS - 3.8%
Chemicals - 2.5%
FMC Corp.	309,153	20,593
LyondellBasell Industries NV Class A	150,445	10,554
Monsanto Co.	331,729	32,473
Sherwin-Williams Co.	131,545	22,678
		86,298
Construction Materials - 1.3%
Eagle Materials, Inc.	294,588	18,901
James Hardie Industries PLC sponsored ADR	172,873	7,515
Vulcan Materials Co.	392,923	18,782
		45,198
TOTAL MATERIALS		131,496
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	285,760	$ 21,432
UTILITIES - 1.1%
Electric Utilities - 1.1%
ITC Holdings Corp.	432,300	38,427
TOTAL COMMON STOCKS (Cost $2,667,390)		3,384,664
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,044)	875,350	4,044
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.10% (b)	51,870,535	51,871
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	104,379,830	104,380
TOTAL MONEY MARKET FUNDS (Cost $156,251)		156,251
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,827,685)		3,544,959
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(111,130)
NET ASSETS - 100%		$ 3,433,829
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,044,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 79
Fidelity Securities Lending Cash Central Fund	423
Total	$ 502
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 766,035	$ 761,991	$ -	$ 4,044
Consumer Staples	303,997	303,997	-	-
Energy	163,293	163,293	-	-
Financials	143,811	142,178	1,633	-
Health Care	670,041	651,116	18,925	-
Industrials	244,963	244,963	-	-
Information Technology	905,213	905,213	-	-
Materials	131,496	131,496	-	-
Telecommunication Services	21,432	21,432	-	-
Utilities	38,427	38,427	-	-
Money Market Funds	156,251	156,251	-	-
Total Investments in Securities:	$ 3,544,959	$ 3,520,357	$ 20,558	$ 4,044
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $2,834,917,000. Net unrealized appreciation aggregated $710,042,000, of which $754,724,000 related to appreciated investment securities and $44,682,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805771.109

EPI-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.2%
Gentex Corp.	228,033	$ 5,138
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (d)	53,747	2,148
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	209,217	19,742
Texas Roadhouse, Inc. Class A	208,162	5,173
Wynn Resorts Ltd.	11,650	1,643
Yum! Brands, Inc.	149,721	10,483
		37,041
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (a)(h)(i)	52,800	9,121
Media - 3.4%
Comcast Corp. Class A	981,974	41,331
Sinclair Broadcast Group, Inc. Class A	63,535	1,520
Time Warner, Inc.	589,051	35,655
		78,506
Multiline Retail - 1.5%
Kohl's Corp.	203,183	10,425
Target Corp.	403,217	25,528
		35,953
Specialty Retail - 0.6%
Adastria Holdings Co. Ltd.	29,220	1,370
American Eagle Outfitters, Inc.	276,375	3,999
Foot Locker, Inc.	135,931	4,377
Staples, Inc.	334,933	4,659
		14,405
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	68,100	3,596
TOTAL CONSUMER DISCRETIONARY		185,908
CONSUMER STAPLES - 8.2%
Beverages - 1.4%
Molson Coors Brewing Co. Class B (g)	181,705	8,865
PepsiCo, Inc.	110,922	8,844
The Coca-Cola Co.	374,288	14,290
		31,999
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	165,200	9,590
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	103,358	$ 2,677
Wal-Mart Stores, Inc.	152,750	11,148
Walgreen Co. (g)	488,569	23,486
		46,901
Food Products - 0.9%
Kellogg Co.	353,552	21,464
Household Products - 2.1%
Procter & Gamble Co.	632,117	49,236
Tobacco - 1.8%
Altria Group, Inc.	456,865	15,479
British American Tobacco PLC sponsored ADR	54,131	5,498
Lorillard, Inc.	312,053	13,200
Philip Morris International, Inc.	74,178	6,189
		40,366
TOTAL CONSUMER STAPLES		189,966
ENERGY - 13.1%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	140,477	7,805
Halliburton Co.	13,871	666
National Oilwell Varco, Inc.	107,654	7,999
Noble Corp.	245,917	9,148
Schlumberger Ltd.	125,757	10,179
Trinidad Drilling Ltd.	455,100	3,923
		39,720
Oil, Gas & Consumable Fuels - 11.4%
Apache Corp.	223,838	19,178
BG Group PLC	60,800	1,156
Canadian Natural Resources Ltd.	314,300	9,590
Chevron Corp.	582,569	70,159
EV Energy Partners LP	159,189	5,809
Exxon Mobil Corp.	624,675	54,447
Holly Energy Partners LP	114,912	4,083
HollyFrontier Corp.	135,727	6,037
Legacy Reserves LP	115,099	3,105
Markwest Energy Partners LP	172,088	11,494
Occidental Petroleum Corp.	208,303	18,374
Penn West Petroleum Ltd.	443,100	4,998
Royal Dutch Shell PLC Class A sponsored ADR	173,458	11,204
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Scorpio Tankers, Inc.	126,500	$ 1,193
Southcross Energy Partners LP	51,650	972
Suncor Energy, Inc.	403,000	13,583
The Williams Companies, Inc.	653,350	23,677
Tsakos Energy Navigation Ltd.	288,077	1,331
Western Gas Equity Partners LP	16,228	639
Williams Partners LP	61,100	3,014
		264,043
TOTAL ENERGY		303,763
FINANCIALS - 20.4%
Capital Markets - 3.1%
Aberdeen Asset Management PLC	94,500	516
Apollo Investment Corp.	731,452	5,771
Ashmore Group PLC	1,121,663	5,801
BlackRock, Inc. Class A	20,477	5,331
Carlyle Group LP	83,100	2,176
Charles Schwab Corp.	431,134	9,002
Greenhill & Co., Inc.	71,623	3,394
KKR & Co. LP	792,964	15,154
Morgan Stanley (g)	529,242	13,633
The Blackstone Group LP	563,572	12,308
		73,086
Commercial Banks - 5.8%
CIT Group, Inc. (a)	6,400	306
Comerica, Inc.	130,080	5,312
Cullen/Frost Bankers, Inc. (d)	90,687	6,424
M&T Bank Corp.	130,417	14,781
PNC Financial Services Group, Inc.	69,200	5,001
Standard Chartered PLC (United Kingdom)	348,991	7,793
SunTrust Banks, Inc.	194,901	6,241
U.S. Bancorp	555,800	20,081
Wells Fargo & Co. (g)	1,673,450	68,745
		134,684
Diversified Financial Services - 4.4%
JPMorgan Chase & Co.	1,730,257	87,426
KKR Financial Holdings LLC	1,445,386	14,700
		102,126
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.5%
ACE Ltd.	201,111	$ 17,641
AFLAC, Inc.	80,535	4,654
esure Group PLC	702,700	2,635
Hanover Insurance Group, Inc.	95,374	5,081
MetLife, Inc.	1,063,590	49,127
MetLife, Inc. unit	121,585	6,648
Prudential Financial, Inc. (g)	114,398	8,566
Validus Holdings Ltd.	331,778	11,483
		105,835
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	537,980	12,244
Annaly Capital Management, Inc.	912,694	10,651
CommonWealth REIT	99,342	2,439
Coresite Realty Corp.	57,820	1,759
First Potomac Realty Trust	302,936	3,769
Home Properties, Inc.	82,972	4,787
Rayonier, Inc.	112,552	6,217
Retail Properties America, Inc.	407,197	5,432
Two Harbors Investment Corp.	565,041	5,374
Ventas, Inc.	42,294	2,633
		55,305
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(i)	96,000	1,976
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	116,300	1,576
TOTAL FINANCIALS		474,588
HEALTH CARE - 12.8%
Biotechnology - 0.6%
Amgen, Inc. (g)	118,449	12,904
Health Care Equipment & Supplies - 0.5%
Covidien PLC	109,000	6,475
St. Jude Medical, Inc.	90,162	4,545
		11,020
Health Care Providers & Services - 2.7%
Aetna, Inc.	226,100	14,332
McKesson Corp.	20,417	2,479
Quest Diagnostics, Inc.	87,836	5,149
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc. (g)	254,639	$ 18,268
WellPoint, Inc.	272,421	23,194
		63,422
Health Care Technology - 0.1%
Quality Systems, Inc.	137,772	2,851
Pharmaceuticals - 8.9%
AbbVie, Inc.	218,556	9,313
AstraZeneca PLC sponsored ADR	399,252	19,647
Eli Lilly & Co.	221,770	11,399
Johnson & Johnson (g)	666,718	57,611
Merck & Co., Inc. (g)	1,060,030	50,129
Pfizer, Inc. (g)	1,011,013	28,521
Sanofi SA	72,826	6,979
Teva Pharmaceutical Industries Ltd. sponsored ADR	324,298	12,395
Warner Chilcott PLC	572,268	12,275
		208,269
TOTAL HEALTH CARE		298,466
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.5%
Raytheon Co.	138,147	10,418
United Technologies Corp.	245,307	24,555
		34,973
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	246,736	14,032
United Parcel Service, Inc. Class B	362,690	31,039
		45,071
Commercial Services & Supplies - 1.1%
Intrum Justitia AB	253,384	6,175
Republic Services, Inc.	630,889	20,510
		26,685
Electrical Equipment - 0.6%
Eaton Corp. PLC	53,300	3,375
Emerson Electric Co.	76,270	4,604
Hubbell, Inc. Class B	48,569	4,923
		12,902
Industrial Conglomerates - 2.4%
General Electric Co.	2,361,833	54,653
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.7%
Cummins, Inc.	73,837	$ 9,097
Douglas Dynamics, Inc.	222,450	3,128
Harsco Corp.	195,273	4,595
Illinois Tool Works, Inc.	57,666	4,121
Stanley Black & Decker, Inc. (g)	226,795	19,337
		40,278
Professional Services - 0.6%
Acacia Research Corp.	238,560	5,241
Michael Page International PLC	1,080,418	7,750
		12,991
Road & Rail - 0.3%
Union Pacific Corp.	43,902	6,741
Trading Companies & Distributors - 0.2%
Watsco, Inc.	62,101	5,577
TOTAL INDUSTRIALS		239,871
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,327,030	54,243
Computers & Peripherals - 1.1%
Apple, Inc. (g)	51,868	25,262
IT Services - 4.5%
Accenture PLC Class A	205,996	14,883
Cognizant Technology Solutions Corp. Class A (a)	79,517	5,829
Fidelity National Information Services, Inc.	28,143	1,251
IBM Corp.	178,073	32,457
Paychex, Inc. (g)	1,277,267	49,405
		103,825
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	1,237,277	18,572
Broadcom Corp. Class A	189,200	4,779
KLA-Tencor Corp.	89,321	4,926
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	989,533	5,433
		33,710
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.3%
CA Technologies, Inc.	183,281	$ 5,361
Microsoft Corp.	730,904	24,412
		29,773
TOTAL INFORMATION TECHNOLOGY		246,813
MATERIALS - 0.7%
Chemicals - 0.3%
RPM International, Inc.	184,099	6,256
Metals & Mining - 0.4%
Commercial Metals Co.	286,354	4,261
Freeport-McMoRan Copper & Gold, Inc.	161,314	4,875
		9,136
TOTAL MATERIALS		15,392
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	719,427	24,338
CenturyLink, Inc.	335,470	11,111
Verizon Communications, Inc.	651,777	30,881
		66,330
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC	6,216,813	20,028
TOTAL TELECOMMUNICATION SERVICES		86,358
UTILITIES - 2.6%
Electric Utilities - 1.9%
FirstEnergy Corp.	219,091	8,209
Hawaiian Electric Industries, Inc. (d)	218,498	5,465
Northeast Utilities	144,765	5,931
PPL Corp.	495,891	15,224
Southern Co.	212,941	8,863
		43,692
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.7%
PG&E Corp.	87,807	$ 3,632
Sempra Energy	150,214	12,681
		16,313
TOTAL UTILITIES		60,005
TOTAL COMMON STOCKS (Cost $1,817,847)		2,101,130
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	105,000	5,109
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	200	257
TOTAL CONSUMER DISCRETIONARY		5,366
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. Series A, 6.375%	43,200	2,277
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	11,539	3,013
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A, 6.50%	4,400	5,472
TOTAL HEALTH CARE		8,485
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	75,600	4,696
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.5%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	35,144	$ 1,927
Series E, 5.599%	61,200	3,391
		5,318
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	73,300	3,445
Dominion Resources, Inc.:
Series A, 6.125%	33,300	1,706
Series B, 6.00%	33,300	1,705
		6,856
TOTAL UTILITIES		12,174
TOTAL CONVERTIBLE PREFERRED STOCKS		32,998
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	18,273	4,156
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (f)	9,275	8,695
Series A, 8.50%	34,008	915
		9,610
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,766
TOTAL PREFERRED STOCKS (Cost $44,095)		46,764
Corporate Bonds - 3.2%
		Principal Amount (000s) (j)	Value (000s)
Convertible Bonds - 3.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	2,400	$ 3,484
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 3.75% 12/15/17		$ 5,320	4,928
Amyris, Inc. 3% 2/27/17		516	363
Chesapeake Energy Corp. 2.5% 5/15/37		2,840	2,797
Cobalt International Energy, Inc. 2.625% 12/1/19		1,660	1,712
Ship Finance International Ltd. 3.25% 2/1/18		3,390	3,358
			13,158
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		3,660	4,877
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		3,390	3,676
TOTAL FINANCIALS			8,553
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Theravance, Inc. 2.125% 1/15/23		1,690	2,475
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		3,340	4,476
Health Care Providers & Services - 0.4%
WellPoint, Inc. 2.75% 10/15/42 (f)		7,950	10,137
TOTAL HEALTH CARE			17,088
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14		4,390	5,927
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14		$ 1,580	$ 3,217
4.25% 12/15/14		180	376
			3,593
TOTAL INDUSTRIALS			9,520
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		3,700	3,853
Liberty Interactive LLC 0.75% 3/30/43 (f)		800	869
			4,722
Computers & Peripherals - 0.3%
EMC Corp. 1.75% 12/1/13		3,560	5,718
Semiconductors & Semiconductor Equipment - 0.4%
GT Advanced Technologies, Inc. 3% 10/1/17		4,390	4,744
Micron Technology, Inc.:
1.625% 2/15/33 (f)		300	416
2.125% 2/15/33 (f)		160	222
3.125% 5/1/32		3,160	4,799
			10,181
TOTAL INFORMATION TECHNOLOGY			20,621
TOTAL CONVERTIBLE BONDS			72,424
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Walter Energy, Inc. 8.5% 4/15/21 (f)		2,030	1,594
TOTAL CORPORATE BONDS (Cost $67,269)			74,018
Other - 0.3%
	Principal Amount (000s) (j)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(h)(i)	$ 5,667	$ 5,667

	Shares
EQTY ER Holdings, LLC (e)(h)(i)	2,833,333	2,833
TOTAL OTHER (Cost $8,500)	8,500
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.10% (b)	98,201,973	98,202
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	7,327,318	7,327
TOTAL MONEY MARKET FUNDS (Cost $105,529)		105,529
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $2,043,240)		2,335,941
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,369)
NET ASSETS - 100%		$ 2,327,572
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Amgen, Inc.	10/19/13 - $115.00	178	$ 30	$ (35)
Apple, Inc.	9/21/13 - $435.00	144	136	(767)
Johnson & Johnson	10/19/13 - $95.00	1,667	143	(22)
Merck & Co., Inc.	9/21/13 - $49.00	1,802	108	(14)
Merck & Co., Inc.	10/19/13 - $50.00	848	48	(15)
Molson Coors Brewing Co.	10/19/13 - $55.00	273	22	(3)
Morgan Stanley	10/19/13 - $29.00	1,601	141	(30)
Paychex, Inc.	9/21/13 - $40.00	669	22	(7)
Paychex, Inc.	9/21/13 - $41.00	1,916	43	(5)
Pfizer, Inc.	9/21/13 - $30.00	2,528	75	(9)
Prudential Financial, Inc.	9/21/13 - $82.50	391	48	(5)
Stanley Black & Decker, Inc.	10/19/13 - $92.50	340	43	(15)
UnitedHealth Group, Inc.	9/21/13 - $75.00	509	50	(11)
Walgreen Co.	9/21/13 - $52.50	1,221	118	(5)
Wells Fargo & Co.	10/19/13 - $45.00	2,510	159	(38)
TOTAL WRITTEN OPTIONS			$ 1,186	$ (981)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,093,000 or 1.2% of net assets.

(g) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $84,134,000.
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,597,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,920
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 5,667
EQTY ER Holdings, LLC	1/29/13	$ 2,833
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
(j) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 84
Fidelity Securities Lending Cash Central Fund	371
Total	$ 455
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 5,667	$ -	$ -	$ 5,667
EQTY ER Holdings, LLC	-	2,833	-	-	2,833
Total	$ -	$ 8,500	$ -	$ -	$ 8,500
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 195,430	$ 184,682	$ 1,627	$ 9,121
Consumer Staples	189,966	189,966	-	-
Energy	303,763	303,763	-	-
Financials	486,475	466,879	17,620	1,976
Health Care	306,951	294,500	12,451	-
Industrials	244,567	244,567	-	-
Information Technology	246,813	246,813	-	-
Materials	15,392	15,392	-	-
Telecommunication Services	86,358	66,330	20,028	-
Utilities	72,179	66,807	5,372	-
Corporate Bonds	74,018	-	74,018	-
Other/Energy	8,500	-	-	8,500
Money Market Funds	105,529	105,529	-	-
Total Investments in Securities:	$ 2,335,941	$ 2,185,228	$ 131,116	$ 19,597
Derivative Instruments:
Liabilities
Written Options	$ (981)	$ (981)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $2,054,203,000. Net unrealized appreciation aggregated $281,738,000, of which $332,320,000 related to appreciated investment securities and $50,582,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Mid Cap Fund

(A Class of Fidelity Advisor®
Stock Selector Mid Cap Fund)

August 31, 2013

1.940904.101

SKD-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Distributors - 1.0%
LKQ Corp. (a)	667,280	$ 19,511
Hotels, Restaurants & Leisure - 0.8%
Buffalo Wild Wings, Inc. (a)	44,040	4,576
Panera Bread Co. Class A (a)	73,600	12,072
		16,648
Household Durables - 1.4%
Jarden Corp. (a)	350,115	15,037
Tupperware Brands Corp.	153,580	12,405
		27,442
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	348,310	7,865
Leisure Equipment & Products - 0.4%
Brunswick Corp.	237,700	8,643
Media - 0.5%
AMC Networks, Inc. Class A (a)	166,800	10,338
Multiline Retail - 0.8%
Dollar General Corp. (a)	173,940	9,388
Dollar Tree, Inc. (a)	132,678	6,992
		16,380
Specialty Retail - 7.1%
Abercrombie & Fitch Co. Class A	123,582	4,364
American Eagle Outfitters, Inc.	754,900	10,923
Cabela's, Inc. Class A (a)	188,400	12,346
Dick's Sporting Goods, Inc.	336,280	15,607
DSW, Inc. Class A	64,200	5,527
Foot Locker, Inc.	415,100	13,366
L Brands, Inc.	130,315	7,475
O'Reilly Automotive, Inc. (a)	83,210	10,211
PetSmart, Inc.	150,260	10,583
Ross Stores, Inc.	181,910	12,235
Sally Beauty Holdings, Inc. (a)	269,420	7,040
Tractor Supply Co.	170,868	20,909
Williams-Sonoma, Inc.	213,960	12,069
		142,655
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	217,110	12,914
TOTAL CONSUMER DISCRETIONARY		262,396
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.1%
Beverages - 0.7%
Beam, Inc.	101,800	$ 6,378
Dr. Pepper Snapple Group, Inc.	135,300	6,056
Monster Beverage Corp. (a)	25,584	1,468
		13,902
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	164,345	9,964
Whole Foods Market, Inc.	131,842	6,955
		16,919
Food Products - 2.1%
ConAgra Foods, Inc.	133,000	4,498
Hain Celestial Group, Inc. (a)	108,400	8,865
Mead Johnson Nutrition Co. Class A	67,300	5,050
The Hershey Co.	83,900	7,715
The J.M. Smucker Co.	45,080	4,785
TreeHouse Foods, Inc. (a)	85,280	5,546
WhiteWave Foods Co. (d)	339,000	6,482
		42,941
Household Products - 0.5%
Church & Dwight Co., Inc.	158,450	9,404
TOTAL CONSUMER STAPLES		83,166
ENERGY - 5.8%
Energy Equipment & Services - 1.8%
Dril-Quip, Inc. (a)	132,500	13,516
Helmerich & Payne, Inc.	127,280	8,024
Oil States International, Inc. (a)	57,600	5,139
Rowan Companies PLC (a)	257,310	9,114
		35,793
Oil, Gas & Consumable Fuels - 4.0%
Atlas Pipeline Partners LP	229,960	8,922
Cheniere Energy, Inc. (a)	170,200	4,764
Cimarex Energy Co.	202,700	16,988
Energen Corp.	178,200	11,816
HollyFrontier Corp.	97,570	4,340
SM Energy Co.	199,946	13,660
Targa Resources Corp.	87,000	5,924
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	140,300	$ 7,081
WPX Energy, Inc. (a)	447,480	8,350
		81,845
TOTAL ENERGY		117,638
FINANCIALS - 22.1%
Capital Markets - 2.9%
ABG Sundal Collier ASA (a)	3,000,000	2,020
Ashmore Global Opportunities Ltd. (United Kingdom)	479,197	3,806
AURELIUS AG	447,300	11,942
KKR & Co. LP	252,564	4,826
MLP AG	233,806	1,533
Monex Group, Inc.	12,405	4,516
Oaktree Capital Group LLC Class A	112,900	5,848
Raymond James Financial, Inc.	342,800	14,339
TD Ameritrade Holding Corp.	123,834	3,179
Virtus Investment Partners, Inc. (a)	30,000	5,229
		57,238
Commercial Banks - 2.6%
CIT Group, Inc. (a)	190,498	9,119
City National Corp.	137,910	9,029
Erste Group Bank AG	344,274	11,036
Huntington Bancshares, Inc.	1,944,478	16,022
Synovus Financial Corp.	2,464,089	7,860
		53,066
Consumer Finance - 3.6%
ACOM Co. Ltd. (a)	236,280	5,866
Capital One Financial Corp.	540,800	34,909
Cash America International, Inc.	239,527	10,247
SLM Corp.	896,616	21,510
		72,532
Diversified Financial Services - 1.1%
Interactive Brokers Group, Inc.	1,065,767	17,884
IntercontinentalExchange, Inc. (a)	26,500	4,763
		22,647
Insurance - 2.0%
Direct Line Insurance Group PLC	2,886,600	9,698
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,800	18,407
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
ProAssurance Corp.	72,900	$ 3,437
Validus Holdings Ltd.	269,489	9,327
		40,869
Real Estate Investment Trusts - 8.2%
Acadia Realty Trust (SBI)	286,580	6,686
Alexandria Real Estate Equities, Inc.	151,475	9,341
Camden Property Trust (SBI)	31,422	1,942
Chesapeake Lodging Trust	224,491	4,941
Corrections Corp. of America	68,500	2,256
Cousins Properties, Inc.	759,200	7,539
Equity One, Inc.	375,733	7,988
Essex Property Trust, Inc.	94,964	13,609
Glimcher Realty Trust	569,264	5,636
Home Properties, Inc.	206,540	11,917
Mid-America Apartment Communities, Inc.	137,200	8,460
National Retail Properties, Inc. (d)	396,869	12,156
Piedmont Office Realty Trust, Inc. Class A	432,278	7,427
Redwood Trust, Inc. (d)	449,400	7,995
Retail Properties America, Inc.	385,198	5,139
Senior Housing Properties Trust (SBI)	46,700	1,062
SL Green Realty Corp.	196,065	17,095
Sovran Self Storage, Inc.	80,239	5,317
Terreno Realty Corp.	343,010	6,023
Ventas, Inc.	152,196	9,476
Weyerhaeuser Co.	428,314	11,727
		163,732
Real Estate Management & Development - 1.0%
Altisource Portfolio Solutions SA	79,510	10,368
CBRE Group, Inc. (a)	458,132	10,019
		20,387
Thrifts & Mortgage Finance - 0.7%
Ocwen Financial Corp. (a)	283,463	14,298
TOTAL FINANCIALS		444,769
HEALTH CARE - 9.7%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	90,000	9,698
BioMarin Pharmaceutical, Inc. (a)	100,000	6,547
Grifols SA ADR	228,000	6,906
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Medivation, Inc. (a)	120,000	$ 6,784
Regeneron Pharmaceuticals, Inc. (a)	30,500	7,390
Vertex Pharmaceuticals, Inc. (a)	128,000	9,619
		46,944
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	1,580,000	16,716
The Cooper Companies, Inc.	145,000	18,938
		35,654
Health Care Providers & Services - 3.1%
BioScrip, Inc. (a)	530,000	6,466
Catamaran Corp. (a)	220,000	12,047
Community Health Systems, Inc.	200,000	7,852
HCA Holdings, Inc.	200,000	7,638
Humana, Inc.	80,000	7,366
MEDNAX, Inc. (a)	150,000	14,606
Quest Diagnostics, Inc.	120,000	7,034
		63,009
Health Care Technology - 0.5%
Cerner Corp. (a)	230,000	10,594
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	100,000	7,784
Pharmaceuticals - 1.6%
Actavis, Inc. (a)	130,000	17,573
Perrigo Co.	110,000	13,371
		30,944
TOTAL HEALTH CARE		194,929
INDUSTRIALS - 16.5%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	55,840	11,796
TransDigm Group, Inc.	94,010	12,879
		24,675
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	320,460	15,562
Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	156,561	3,308
West Corp.	86,500	1,892
		5,200
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 6.2%
AMETEK, Inc.	1,063,590	$ 45,653
Eaton Corp. PLC	233,500	14,785
Hubbell, Inc. Class B	341,540	34,618
Roper Industries, Inc.	241,520	29,876
		124,932
Machinery - 2.7%
Cummins, Inc.	137,200	16,903
Ingersoll-Rand PLC	258,907	15,312
Manitowoc Co., Inc.	768,300	15,351
WABCO Holdings, Inc. (a)	92,218	7,192
		54,758
Professional Services - 1.3%
Verisk Analytics, Inc. (a)	408,400	25,394
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	301,940	21,740
Trading Companies & Distributors - 2.9%
Beacon Roofing Supply, Inc. (a)	309,393	11,240
MSC Industrial Direct Co., Inc. Class A	229,308	17,427
W.W. Grainger, Inc.	49,300	12,194
Watsco, Inc.	198,500	17,825
		58,686
TOTAL INDUSTRIALS		330,947
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.0%
Aruba Networks, Inc. (a)	369,300	6,141
F5 Networks, Inc. (a)	103,000	8,588
Juniper Networks, Inc. (a)	442,100	8,356
Polycom, Inc. (a)	824,877	8,191
Riverbed Technology, Inc. (a)	542,050	8,369
		39,645
Computers & Peripherals - 0.7%
NCR Corp. (a)	426,800	15,186
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	252,610	11,726
Fabrinet (a)	18,780	262
Jabil Circuit, Inc.	419,400	9,571
		21,559
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Bankrate, Inc. (a)	578,342	$ 9,947
Rackspace Hosting, Inc. (a)	325,200	14,575
Velti PLC (f)	215,084	68
		24,590
IT Services - 3.6%
Alliance Data Systems Corp. (a)(d)	122,620	23,997
Amdocs Ltd.	257,870	9,505
DST Systems, Inc.	136,200	9,721
Global Payments, Inc.	255,000	12,151
Sapient Corp. (a)	469,400	7,018
Total System Services, Inc.	347,600	9,618
		72,010
Semiconductors & Semiconductor Equipment - 1.6%
Atmel Corp. (a)	844,900	6,134
Broadcom Corp. Class A	141,400	3,572
RF Micro Devices, Inc. (a)	705,800	3,501
Skyworks Solutions, Inc. (a)	766,650	19,442
		32,649
Software - 4.7%
Autodesk, Inc. (a)	177,900	6,538
Check Point Software Technologies Ltd. (a)	151,800	8,511
Citrix Systems, Inc. (a)	130,695	9,249
Electronic Arts, Inc. (a)	124,100	3,306
MICROS Systems, Inc. (a)(d)	251,500	12,298
Nuance Communications, Inc. (a)	492,634	9,404
Parametric Technology Corp. (a)	416,600	10,861
Rovi Corp. (a)	406,600	7,290
SolarWinds, Inc. (a)	227,080	8,277
Synopsys, Inc. (a)	496,100	17,989
		93,723
TOTAL INFORMATION TECHNOLOGY		299,362
MATERIALS - 7.0%
Chemicals - 4.5%
Airgas, Inc.	211,004	21,449
Albemarle Corp.	215,382	13,433
Ashland, Inc.	104,800	9,140
Eastman Chemical Co.	91,370	6,944
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	195,440	$ 13,018
Sherwin-Williams Co.	38,431	6,626
Valspar Corp.	176,830	10,992
W.R. Grace & Co. (a)	119,597	9,610
		91,212
Containers & Packaging - 1.3%
Aptargroup, Inc.	207,556	12,206
Ball Corp.	468	21
Rock-Tenn Co. Class A	117,300	13,033
		25,260
Metals & Mining - 1.2%
Carpenter Technology Corp.	176,300	9,480
Reliance Steel & Aluminum Co.	208,085	13,877
		23,357
TOTAL MATERIALS		139,829
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
tw telecom, Inc. (a)	163,511	4,680
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	29,210	2,191
TOTAL TELECOMMUNICATION SERVICES		6,871
UTILITIES - 4.3%
Electric Utilities - 2.1%
Great Plains Energy, Inc.	405,400	8,886
OGE Energy Corp.	595,800	20,978
PNM Resources, Inc.	389,738	8,539
Portland General Electric Co.	143,800	4,143
		42,546
Gas Utilities - 0.9%
National Fuel Gas Co.	163,851	10,696
Questar Corp.	302,064	6,621
		17,317
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	185,300	8,898
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
Alliant Energy Corp.	218,042	$ 10,817
Water Utilities - 0.3%
American Water Works Co., Inc.	160,420	6,536
TOTAL UTILITIES		86,114
TOTAL COMMON STOCKS (Cost $1,765,299)		1,966,021
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 10/3/13 to 11/7/13 (e) (Cost $735)	$ 735	735
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	45,418,253	45,418
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	45,589,300	45,589
TOTAL MONEY MARKET FUNDS (Cost $91,007)		91,007
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,857,041)		2,057,763
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(47,861)
NET ASSETS - 100%		$ 2,009,902
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
72 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 8,517	$ (238)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $470,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 51
Fidelity Securities Lending Cash Central Fund	263
Total	$ 314
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 262,396	$ 262,396	$ -	$ -
Consumer Staples	83,166	83,166	-	-
Energy	117,638	117,638	-	-
Financials	444,769	434,387	10,382	-
Health Care	194,929	194,929	-	-
Industrials	330,947	330,947	-	-
Information Technology	299,362	299,294	68	-
Materials	139,829	139,829	-	-
Telecommunication Services	6,871	6,871	-	-
Utilities	86,114	86,114	-	-
U.S. Government and Government Agency Obligations	735	-	735	-
Money Market Funds	91,007	91,007	-	-
Total Investments in Securities:	$ 2,057,763	$ 2,046,578	$ 11,185	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (238)	$ (238)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $1,860,563,000. Net unrealized appreciation aggregated $197,200,000, of which $272,679,000 related to appreciated investment securities and $75,479,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805747.109

ASCF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 1.4%
Dorman Products, Inc.	1,000,000	$ 50,240
Diversified Consumer Services - 2.1%
Best Bridal, Inc. (e)	3,181,600	21,323
Grand Canyon Education, Inc. (a)	1,050,000	36,236
Meiko Network Japan Co. Ltd. (d)(e)	1,800,000	20,919
		78,478
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	367,600	15,053
Life Time Fitness, Inc. (a)	550,000	27,495
Texas Roadhouse, Inc. Class A	1,200,000	29,820
		72,368
Household Durables - 1.7%
Hajime Construction Co. Ltd.	400,000	22,875
Tupperware Brands Corp.	500,000	40,385
		63,260
Specialty Retail - 5.7%
Aarons, Inc. Class A	1,200,000	32,484
Aeropostale, Inc. (a)(d)	3,056,300	24,848
Ascena Retail Group, Inc. (a)	3,050,000	49,776
Genesco, Inc. (a)	500,000	30,840
Jumbo SA	1,550,000	16,368
Office Depot, Inc. (a)(d)	7,000,000	29,330
OfficeMax, Inc. (d)	2,000,000	21,740
		205,386
Textiles, Apparel & Luxury Goods - 4.0%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,000,000	61,460
Steven Madden Ltd. (a)	800,000	43,200
Wolverine World Wide, Inc.	700,000	39,375
		144,035
TOTAL CONSUMER DISCRETIONARY		613,767
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.8%
Ain Pharmaciez, Inc.	130,000	5,406
Sundrug Co. Ltd.	690,000	32,008
Tsuruha Holdings, Inc.	300,000	27,033
		64,447
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.9%
Darling International, Inc. (a)	1,500,000	$ 30,345
Personal Products - 2.6%
Atrium Innovations, Inc. (a)(e)	2,300,000	36,073
Prestige Brands Holdings, Inc. (a)	1,824,900	59,255
		95,328
TOTAL CONSUMER STAPLES		190,120
ENERGY - 7.5%
Energy Equipment & Services - 4.2%
Cathedral Energy Services Ltd. (e)	3,583,700	16,603
Key Energy Services, Inc. (a)	5,000,000	33,350
Oil States International, Inc. (a)	350,000	31,227
Pason Systems, Inc. (d)	2,100,000	42,726
Western Energy Services Corp. (a)(f)	1,080,720	8,670
Western Energy Services Corp.	2,600,000	20,858
		153,434
Oil, Gas & Consumable Fuels - 3.3%
BP Prudhoe Bay Royalty Trust (d)	300,000	25,614
Hargreaves Services PLC	900,000	11,318
Sunoco Logistics Partners LP	400,000	25,696
Ultra Petroleum Corp. (a)(d)	500,000	10,350
World Fuel Services Corp.	1,200,000	45,780
		118,758
TOTAL ENERGY		272,192
FINANCIALS - 19.3%
Capital Markets - 0.7%
Virtus Investment Partners, Inc. (a)	144,909	25,258
Commercial Banks - 5.0%
Bank of the Ozarks, Inc.	692,696	31,435
East West Bancorp, Inc.	1,200,000	35,076
First Financial Bankshares, Inc. (d)	437,284	25,144
Prosperity Bancshares, Inc.	500,000	29,900
Sterling Financial Corp.	1,207,597	29,224
SVB Financial Group (a)	350,000	28,980
		179,759
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.9%
EZCORP, Inc. (non-vtg.) Class A (a)	2,014,200	$ 34,201
Insurance - 6.3%
CNO Financial Group, Inc.	2,600,000	35,334
Enstar Group Ltd. (a)	200,000	26,954
HCC Insurance Holdings, Inc.	900,000	37,980
Primerica, Inc.	1,600,000	59,408
ProAssurance Corp.	700,000	32,998
Reinsurance Group of America, Inc.	540,000	34,997
		227,671
Real Estate Investment Trusts - 5.2%
Aviv REIT, Inc. (d)	1,259,900	28,625
EPR Properties	500,000	24,490
Equity Lifestyle Properties, Inc.	600,000	20,850
First Industrial Realty Trust, Inc.	1,850,000	27,991
National Health Investors, Inc.	480,724	26,392
Rouse Properties, Inc. (d)	1,600,000	29,664
Sovran Self Storage, Inc.	455,900	30,212
		188,224
Real Estate Management & Development - 0.5%
Relo Holdings Corp.	368,400	17,816
Thrifts & Mortgage Finance - 0.7%
EverBank Financial Corp.	1,900,000	26,714
TOTAL FINANCIALS		699,643
HEALTH CARE - 10.0%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	500,000	35,455
Health Care Equipment & Supplies - 1.7%
DENTSPLY International, Inc.	550,000	23,095
The Cooper Companies, Inc.	300,000	39,183
		62,278
Health Care Providers & Services - 6.1%
AmSurg Corp. (a)	1,248,735	46,565
Centene Corp. (a)	300,000	17,145
Community Health Systems, Inc.	900,000	35,334
Health Net, Inc. (a)	335,631	10,129
Henry Schein, Inc. (a)	250,000	25,263
MEDNAX, Inc. (a)	300,000	29,211
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)	9,979	$ 268
The Ensign Group, Inc. (e)	1,400,000	54,110
Wellcare Health Plans, Inc. (a)	60,274	3,838
		221,863
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	500,000	43,845
TOTAL HEALTH CARE		363,441
INDUSTRIALS - 16.1%
Aerospace & Defense - 3.3%
Moog, Inc. Class A (a)	1,000,000	50,800
QinetiQ Group PLC	5,000,000	14,567
Teledyne Technologies, Inc. (a)	700,000	54,019
		119,386
Commercial Services & Supplies - 2.7%
Mitie Group PLC	6,500,000	27,892
UniFirst Corp.	450,000	43,146
West Corp.	1,250,000	27,338
		98,376
Construction & Engineering - 1.6%
Badger Daylighting Ltd. (e)	860,000	47,683
Imtech NV (a)(d)	3,783,167	9,200
		56,883
Machinery - 3.4%
Actuant Corp. Class A	1,500,000	53,580
Hy-Lok Corp.	400,000	8,396
Standex International Corp.	500,000	26,695
TriMas Corp. (a)	999,944	35,138
		123,809
Marine - 0.2%
SITC International Holdings Co. Ltd.	21,000,000	7,745
Professional Services - 1.0%
Benefit One, Inc.	10,500	17,947
Stantec, Inc.	400,000	18,350
		36,297
Trading Companies & Distributors - 3.9%
Applied Industrial Technologies, Inc.	600,000	28,572
DXP Enterprises, Inc. (a)	500,000	33,990
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Textainer Group Holdings Ltd.	800,000	$ 27,888
WESCO International, Inc. (a)	700,000	51,639
		142,089
TOTAL INDUSTRIALS		584,585
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.6%
NETGEAR, Inc. (a)	750,000	21,705
Electronic Equipment & Components - 3.0%
CDW Corp. (a)	2,000,000	43,860
Insight Enterprises, Inc. (a)	2,053,689	39,246
ScanSource, Inc. (a)	861,081	26,676
		109,782
Internet Software & Services - 3.4%
Perficient, Inc. (a)(e)	2,800,000	45,164
Stamps.com, Inc. (a)(e)	1,200,000	50,256
ValueClick, Inc. (a)	1,400,000	29,624
		125,044
IT Services - 6.8%
EPAM Systems, Inc. (a)	2,100,000	67,158
ExlService Holdings, Inc. (a)	1,000,000	27,110
Genpact Ltd.	1,500,000	28,875
Global Payments, Inc.	700,000	33,355
iGate Corp. (a)	2,600,000	60,710
WEX, Inc. (a)	350,000	28,011
		245,219
Semiconductors & Semiconductor Equipment - 0.8%
Omnivision Technologies, Inc. (a)	1,800,000	27,810
Software - 1.1%
NIIT Technologies Ltd. (e)	3,800,000	16,309
SWORD Group (e)	670,000	11,423
Zensar Technologies Ltd. (a)(e)	3,499,999	12,113
		39,845
TOTAL INFORMATION TECHNOLOGY		569,405
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.1%
Chemicals - 3.0%
Axiall Corp.	600,000	$ 24,018
FUCHS PETROLUB AG	350,000	23,915
PolyOne Corp.	2,200,000	59,444
		107,377
Metals & Mining - 2.1%
Aurubis AG	450,000	25,963
Maharashtra Seamless Ltd. (a)	599,273	1,733
Reliance Steel & Aluminum Co.	200,000	13,338
SunCoke Energy, Inc. (a)	2,287,370	35,980
		77,014
TOTAL MATERIALS		184,391
UTILITIES - 0.4%
Gas Utilities - 0.4%
New Jersey Resources Corp.	300,000	12,924
TOTAL COMMON STOCKS (Cost $2,776,380)		3,490,468
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.02% 10/3/13 (g) (Cost $4,065)	$ 4,065	4,065
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	64,069,121	$ 64,069
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	85,202,026	85,202
TOTAL MONEY MARKET FUNDS (Cost $149,271)		149,271
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,929,716)		3,643,804
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(18,339)
NET ASSETS - 100%		$ 3,625,465
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,050 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	$ 106,061	$ (754)

The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,670,000 or 0.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,005,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Fidelity Securities Lending Cash Central Fund	1,092
Total	$ 1,162
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 56,018	$ -	$ 14,020	$ -	$ -
AFC Enterprises, Inc.	32,238	-	26,370	-	-
Atrium Innovations, Inc.	26,627	-	-	-	36,073
Badger Daylighting Ltd.	26,674	-	-	577	47,683
Benefit One, Inc.	13,959	-	3,343	430	-
Best Bridal, Inc.	16,354	-	-	325	21,323
Cathedral Energy Services Ltd.	15,502	3,121	-	584	16,603
CBIZ, Inc.	29,631	-	31,193	-	-
Healthways, Inc.	24,886	-	31,115	-	-
iGate Corp.	64,457	-	29,081	-	-
Insight Enterprises, Inc.	59,290	-	28,429	-	-
Meiko Network Japan Co. Ltd.	25,756	-	8,843	532	20,919
NIIT Technologies Ltd.	19,569	-	-	550	16,309
Perficient, Inc.	30,492	-	-	-	45,164
Prestige Brands Holdings, Inc.	58,320	-	26,595	-	-
Simplex Holdings, Inc.	10,454	-	17,258	194	-
Stamps.com, Inc.	35,518	-	7,773	-	50,256
SWORD Group	13,117	-	2,372	561	11,423
The Ensign Group, Inc.	36,106	-	-	273	54,110
Zensar Technologies Ltd.	15,637	1,208	-	492	12,113
Total	$ 610,605	$ 4,329	$ 226,392	$ 4,518	$ 331,976
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 613,767	$ 548,650	$ 65,117	$ -
Consumer Staples	190,120	125,673	64,447	-
Energy	272,192	272,192	-	-
Financials	699,643	681,827	17,816	-
Health Care	363,441	363,441	-	-
Industrials	584,585	566,638	17,947	-
Information Technology	569,405	569,405	-	-
Materials	184,391	184,391	-	-
Utilities	12,924	12,924	-	-
U.S. Government and Government Agency Obligations	4,065	-	4,065	-
Money Market Funds	149,271	149,271	-	-
Total Investments in Securities:	$ 3,643,804	$ 3,474,412	$ 169,392	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (754)	$ (754)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $2,929,719,000. Net unrealized appreciation aggregated $714,085,000, of which $858,918,000 related to appreciated investment securities and $144,833,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805741.109

MC-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Distributors - 1.0%
LKQ Corp. (a)	667,280	$ 19,511
Hotels, Restaurants & Leisure - 0.8%
Buffalo Wild Wings, Inc. (a)	44,040	4,576
Panera Bread Co. Class A (a)	73,600	12,072
		16,648
Household Durables - 1.4%
Jarden Corp. (a)	350,115	15,037
Tupperware Brands Corp.	153,580	12,405
		27,442
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	348,310	7,865
Leisure Equipment & Products - 0.4%
Brunswick Corp.	237,700	8,643
Media - 0.5%
AMC Networks, Inc. Class A (a)	166,800	10,338
Multiline Retail - 0.8%
Dollar General Corp. (a)	173,940	9,388
Dollar Tree, Inc. (a)	132,678	6,992
		16,380
Specialty Retail - 7.1%
Abercrombie & Fitch Co. Class A	123,582	4,364
American Eagle Outfitters, Inc.	754,900	10,923
Cabela's, Inc. Class A (a)	188,400	12,346
Dick's Sporting Goods, Inc.	336,280	15,607
DSW, Inc. Class A	64,200	5,527
Foot Locker, Inc.	415,100	13,366
L Brands, Inc.	130,315	7,475
O'Reilly Automotive, Inc. (a)	83,210	10,211
PetSmart, Inc.	150,260	10,583
Ross Stores, Inc.	181,910	12,235
Sally Beauty Holdings, Inc. (a)	269,420	7,040
Tractor Supply Co.	170,868	20,909
Williams-Sonoma, Inc.	213,960	12,069
		142,655
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	217,110	12,914
TOTAL CONSUMER DISCRETIONARY		262,396
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.1%
Beverages - 0.7%
Beam, Inc.	101,800	$ 6,378
Dr. Pepper Snapple Group, Inc.	135,300	6,056
Monster Beverage Corp. (a)	25,584	1,468
		13,902
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	164,345	9,964
Whole Foods Market, Inc.	131,842	6,955
		16,919
Food Products - 2.1%
ConAgra Foods, Inc.	133,000	4,498
Hain Celestial Group, Inc. (a)	108,400	8,865
Mead Johnson Nutrition Co. Class A	67,300	5,050
The Hershey Co.	83,900	7,715
The J.M. Smucker Co.	45,080	4,785
TreeHouse Foods, Inc. (a)	85,280	5,546
WhiteWave Foods Co. (d)	339,000	6,482
		42,941
Household Products - 0.5%
Church & Dwight Co., Inc.	158,450	9,404
TOTAL CONSUMER STAPLES		83,166
ENERGY - 5.8%
Energy Equipment & Services - 1.8%
Dril-Quip, Inc. (a)	132,500	13,516
Helmerich & Payne, Inc.	127,280	8,024
Oil States International, Inc. (a)	57,600	5,139
Rowan Companies PLC (a)	257,310	9,114
		35,793
Oil, Gas & Consumable Fuels - 4.0%
Atlas Pipeline Partners LP	229,960	8,922
Cheniere Energy, Inc. (a)	170,200	4,764
Cimarex Energy Co.	202,700	16,988
Energen Corp.	178,200	11,816
HollyFrontier Corp.	97,570	4,340
SM Energy Co.	199,946	13,660
Targa Resources Corp.	87,000	5,924
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	140,300	$ 7,081
WPX Energy, Inc. (a)	447,480	8,350
		81,845
TOTAL ENERGY		117,638
FINANCIALS - 22.1%
Capital Markets - 2.9%
ABG Sundal Collier ASA (a)	3,000,000	2,020
Ashmore Global Opportunities Ltd. (United Kingdom)	479,197	3,806
AURELIUS AG	447,300	11,942
KKR & Co. LP	252,564	4,826
MLP AG	233,806	1,533
Monex Group, Inc.	12,405	4,516
Oaktree Capital Group LLC Class A	112,900	5,848
Raymond James Financial, Inc.	342,800	14,339
TD Ameritrade Holding Corp.	123,834	3,179
Virtus Investment Partners, Inc. (a)	30,000	5,229
		57,238
Commercial Banks - 2.6%
CIT Group, Inc. (a)	190,498	9,119
City National Corp.	137,910	9,029
Erste Group Bank AG	344,274	11,036
Huntington Bancshares, Inc.	1,944,478	16,022
Synovus Financial Corp.	2,464,089	7,860
		53,066
Consumer Finance - 3.6%
ACOM Co. Ltd. (a)	236,280	5,866
Capital One Financial Corp.	540,800	34,909
Cash America International, Inc.	239,527	10,247
SLM Corp.	896,616	21,510
		72,532
Diversified Financial Services - 1.1%
Interactive Brokers Group, Inc.	1,065,767	17,884
IntercontinentalExchange, Inc. (a)	26,500	4,763
		22,647
Insurance - 2.0%
Direct Line Insurance Group PLC	2,886,600	9,698
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,800	18,407
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
ProAssurance Corp.	72,900	$ 3,437
Validus Holdings Ltd.	269,489	9,327
		40,869
Real Estate Investment Trusts - 8.2%
Acadia Realty Trust (SBI)	286,580	6,686
Alexandria Real Estate Equities, Inc.	151,475	9,341
Camden Property Trust (SBI)	31,422	1,942
Chesapeake Lodging Trust	224,491	4,941
Corrections Corp. of America	68,500	2,256
Cousins Properties, Inc.	759,200	7,539
Equity One, Inc.	375,733	7,988
Essex Property Trust, Inc.	94,964	13,609
Glimcher Realty Trust	569,264	5,636
Home Properties, Inc.	206,540	11,917
Mid-America Apartment Communities, Inc.	137,200	8,460
National Retail Properties, Inc. (d)	396,869	12,156
Piedmont Office Realty Trust, Inc. Class A	432,278	7,427
Redwood Trust, Inc. (d)	449,400	7,995
Retail Properties America, Inc.	385,198	5,139
Senior Housing Properties Trust (SBI)	46,700	1,062
SL Green Realty Corp.	196,065	17,095
Sovran Self Storage, Inc.	80,239	5,317
Terreno Realty Corp.	343,010	6,023
Ventas, Inc.	152,196	9,476
Weyerhaeuser Co.	428,314	11,727
		163,732
Real Estate Management & Development - 1.0%
Altisource Portfolio Solutions SA	79,510	10,368
CBRE Group, Inc. (a)	458,132	10,019
		20,387
Thrifts & Mortgage Finance - 0.7%
Ocwen Financial Corp. (a)	283,463	14,298
TOTAL FINANCIALS		444,769
HEALTH CARE - 9.7%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	90,000	9,698
BioMarin Pharmaceutical, Inc. (a)	100,000	6,547
Grifols SA ADR	228,000	6,906
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Medivation, Inc. (a)	120,000	$ 6,784
Regeneron Pharmaceuticals, Inc. (a)	30,500	7,390
Vertex Pharmaceuticals, Inc. (a)	128,000	9,619
		46,944
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	1,580,000	16,716
The Cooper Companies, Inc.	145,000	18,938
		35,654
Health Care Providers & Services - 3.1%
BioScrip, Inc. (a)	530,000	6,466
Catamaran Corp. (a)	220,000	12,047
Community Health Systems, Inc.	200,000	7,852
HCA Holdings, Inc.	200,000	7,638
Humana, Inc.	80,000	7,366
MEDNAX, Inc. (a)	150,000	14,606
Quest Diagnostics, Inc.	120,000	7,034
		63,009
Health Care Technology - 0.5%
Cerner Corp. (a)	230,000	10,594
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	100,000	7,784
Pharmaceuticals - 1.6%
Actavis, Inc. (a)	130,000	17,573
Perrigo Co.	110,000	13,371
		30,944
TOTAL HEALTH CARE		194,929
INDUSTRIALS - 16.5%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	55,840	11,796
TransDigm Group, Inc.	94,010	12,879
		24,675
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	320,460	15,562
Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	156,561	3,308
West Corp.	86,500	1,892
		5,200
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 6.2%
AMETEK, Inc.	1,063,590	$ 45,653
Eaton Corp. PLC	233,500	14,785
Hubbell, Inc. Class B	341,540	34,618
Roper Industries, Inc.	241,520	29,876
		124,932
Machinery - 2.7%
Cummins, Inc.	137,200	16,903
Ingersoll-Rand PLC	258,907	15,312
Manitowoc Co., Inc.	768,300	15,351
WABCO Holdings, Inc. (a)	92,218	7,192
		54,758
Professional Services - 1.3%
Verisk Analytics, Inc. (a)	408,400	25,394
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	301,940	21,740
Trading Companies & Distributors - 2.9%
Beacon Roofing Supply, Inc. (a)	309,393	11,240
MSC Industrial Direct Co., Inc. Class A	229,308	17,427
W.W. Grainger, Inc.	49,300	12,194
Watsco, Inc.	198,500	17,825
		58,686
TOTAL INDUSTRIALS		330,947
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.0%
Aruba Networks, Inc. (a)	369,300	6,141
F5 Networks, Inc. (a)	103,000	8,588
Juniper Networks, Inc. (a)	442,100	8,356
Polycom, Inc. (a)	824,877	8,191
Riverbed Technology, Inc. (a)	542,050	8,369
		39,645
Computers & Peripherals - 0.7%
NCR Corp. (a)	426,800	15,186
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	252,610	11,726
Fabrinet (a)	18,780	262
Jabil Circuit, Inc.	419,400	9,571
		21,559
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Bankrate, Inc. (a)	578,342	$ 9,947
Rackspace Hosting, Inc. (a)	325,200	14,575
Velti PLC (f)	215,084	68
		24,590
IT Services - 3.6%
Alliance Data Systems Corp. (a)(d)	122,620	23,997
Amdocs Ltd.	257,870	9,505
DST Systems, Inc.	136,200	9,721
Global Payments, Inc.	255,000	12,151
Sapient Corp. (a)	469,400	7,018
Total System Services, Inc.	347,600	9,618
		72,010
Semiconductors & Semiconductor Equipment - 1.6%
Atmel Corp. (a)	844,900	6,134
Broadcom Corp. Class A	141,400	3,572
RF Micro Devices, Inc. (a)	705,800	3,501
Skyworks Solutions, Inc. (a)	766,650	19,442
		32,649
Software - 4.7%
Autodesk, Inc. (a)	177,900	6,538
Check Point Software Technologies Ltd. (a)	151,800	8,511
Citrix Systems, Inc. (a)	130,695	9,249
Electronic Arts, Inc. (a)	124,100	3,306
MICROS Systems, Inc. (a)(d)	251,500	12,298
Nuance Communications, Inc. (a)	492,634	9,404
Parametric Technology Corp. (a)	416,600	10,861
Rovi Corp. (a)	406,600	7,290
SolarWinds, Inc. (a)	227,080	8,277
Synopsys, Inc. (a)	496,100	17,989
		93,723
TOTAL INFORMATION TECHNOLOGY		299,362
MATERIALS - 7.0%
Chemicals - 4.5%
Airgas, Inc.	211,004	21,449
Albemarle Corp.	215,382	13,433
Ashland, Inc.	104,800	9,140
Eastman Chemical Co.	91,370	6,944
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	195,440	$ 13,018
Sherwin-Williams Co.	38,431	6,626
Valspar Corp.	176,830	10,992
W.R. Grace & Co. (a)	119,597	9,610
		91,212
Containers & Packaging - 1.3%
Aptargroup, Inc.	207,556	12,206
Ball Corp.	468	21
Rock-Tenn Co. Class A	117,300	13,033
		25,260
Metals & Mining - 1.2%
Carpenter Technology Corp.	176,300	9,480
Reliance Steel & Aluminum Co.	208,085	13,877
		23,357
TOTAL MATERIALS		139,829
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
tw telecom, Inc. (a)	163,511	4,680
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	29,210	2,191
TOTAL TELECOMMUNICATION SERVICES		6,871
UTILITIES - 4.3%
Electric Utilities - 2.1%
Great Plains Energy, Inc.	405,400	8,886
OGE Energy Corp.	595,800	20,978
PNM Resources, Inc.	389,738	8,539
Portland General Electric Co.	143,800	4,143
		42,546
Gas Utilities - 0.9%
National Fuel Gas Co.	163,851	10,696
Questar Corp.	302,064	6,621
		17,317
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	185,300	8,898
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
Alliant Energy Corp.	218,042	$ 10,817
Water Utilities - 0.3%
American Water Works Co., Inc.	160,420	6,536
TOTAL UTILITIES		86,114
TOTAL COMMON STOCKS (Cost $1,765,299)		1,966,021
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 10/3/13 to 11/7/13 (e) (Cost $735)	$ 735	735
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	45,418,253	45,418
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	45,589,300	45,589
TOTAL MONEY MARKET FUNDS (Cost $91,007)		91,007
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,857,041)		2,057,763
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(47,861)
NET ASSETS - 100%		$ 2,009,902
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
72 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 8,517	$ (238)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $470,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 51
Fidelity Securities Lending Cash Central Fund	263
Total	$ 314
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 262,396	$ 262,396	$ -	$ -
Consumer Staples	83,166	83,166	-	-
Energy	117,638	117,638	-	-
Financials	444,769	434,387	10,382	-
Health Care	194,929	194,929	-	-
Industrials	330,947	330,947	-	-
Information Technology	299,362	299,294	68	-
Materials	139,829	139,829	-	-
Telecommunication Services	6,871	6,871	-	-
Utilities	86,114	86,114	-	-
U.S. Government and Government Agency Obligations	735	-	735	-
Money Market Funds	91,007	91,007	-	-
Total Investments in Securities:	$ 2,057,763	$ 2,046,578	$ 11,185	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (238)	$ (238)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $1,860,563,000. Net unrealized appreciation aggregated $197,200,000, of which $272,679,000 related to appreciated investment securities and $75,479,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

1.805746.109

LC-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.1%
Gentex Corp.	39,276	$ 884,888
The Goodyear Tire & Rubber Co. (a)	31,869	641,204
		1,526,092
Automobiles - 0.7%
Ford Motor Co.	431,540	6,986,633
Distributors - 0.2%
LKQ Corp. (a)	64,800	1,894,752
Diversified Consumer Services - 0.1%
H&R Block, Inc.	44,952	1,254,610
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.	28,300	1,679,888
Yum! Brands, Inc.	56,212	3,935,964
		5,615,852
Household Durables - 0.1%
KB Home	91,914	1,473,381
Internet & Catalog Retail - 0.1%
Expedia, Inc.	14,000	654,640
Leisure Equipment & Products - 0.2%
Mattel, Inc.	52,900	2,142,450
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	391,587	15,953,254
Discovery Communications, Inc. Class A (a)	6,577	509,783
Time Warner, Inc.	201,459	12,194,313
Viacom, Inc. Class B (non-vtg.)	13,691	1,089,256
		29,746,606
Multiline Retail - 1.6%
Kohl's Corp.	22,900	1,174,999
Target Corp.	258,622	16,373,359
		17,548,358
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	14,800	1,091,352
Citi Trends, Inc. (a)	99,333	1,612,175
Lowe's Companies, Inc.	326,379	14,954,686
Staples, Inc.	157,709	2,193,732
		19,851,945
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	16,500	871,365
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Li & Fung Ltd.	648,000	$ 952,640
lululemon athletica, Inc. (a)	18,300	1,296,372
		3,120,377
TOTAL CONSUMER DISCRETIONARY		91,815,696
CONSUMER STAPLES - 7.8%
Beverages - 1.7%
Molson Coors Brewing Co. Class B	16,300	795,277
Monster Beverage Corp. (a)	24,060	1,380,803
PepsiCo, Inc.	106,040	8,454,569
SABMiller PLC	17,900	852,716
The Coca-Cola Co.	159,765	6,099,828
		17,583,193
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	85,011	4,934,889
Sysco Corp.	33,200	1,063,064
Walgreen Co.	282,480	13,578,814
		19,576,767
Food Products - 0.7%
Danone SA	34,803	2,591,493
Kellogg Co.	72,676	4,412,160
Mead Johnson Nutrition Co. Class A	11,600	870,348
		7,874,001
Household Products - 2.1%
Kimberly-Clark Corp.	54,335	5,079,236
Procter & Gamble Co.	218,652	17,030,804
Svenska Cellulosa AB (SCA) (B Shares)	18,500	451,938
		22,561,978
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	92,001	9,344,542
Lorillard, Inc.	156,033	6,600,196
		15,944,738
TOTAL CONSUMER STAPLES		83,540,677
ENERGY - 12.5%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	14,252	662,575
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	57,645	$ 3,273,660
Dresser-Rand Group, Inc. (a)	33,902	2,065,988
Ensco PLC Class A	41,750	2,319,630
Halliburton Co.	176,736	8,483,328
Helmerich & Payne, Inc.	32,730	2,063,299
National Oilwell Varco, Inc.	35,482	2,636,313
Schlumberger Ltd.	68,055	5,508,372
		27,013,165
Oil, Gas & Consumable Fuels - 10.0%
Amyris, Inc. (a)(d)	808,794	2,070,513
Apache Corp.	147,396	12,628,889
BG Group PLC	93,300	1,774,083
BP PLC sponsored ADR	84,890	3,505,957
Canadian Natural Resources Ltd.	336,800	10,276,988
Chevron Corp.	196,457	23,659,317
ENI SpA	45,600	1,038,667
Exxon Mobil Corp.	90,348	7,874,732
Occidental Petroleum Corp.	211,801	18,682,966
Peabody Energy Corp.	118,132	2,031,870
Royal Dutch Shell PLC Class A (United Kingdom)	154,400	4,993,602
Suncor Energy, Inc. (d)	350,000	11,796,259
The Williams Companies, Inc.	197,875	7,170,990
		107,504,833
TOTAL ENERGY		134,517,998
FINANCIALS - 21.2%
Capital Markets - 3.1%
Charles Schwab Corp.	406,903	8,496,135
KKR & Co. LP	87,542	1,672,928
Morgan Stanley	510,903	13,160,861
Northern Trust Corp.	56,588	3,104,984
State Street Corp.	86,163	5,748,795
UBS AG	49,918	964,496
		33,148,199
Commercial Banks - 5.2%
BNP Paribas SA	15,100	946,257
CIT Group, Inc. (a)	87,905	4,208,012
Comerica, Inc.	84,874	3,466,254
Erste Group Bank AG	44,638	1,430,943
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	76,280	$ 5,512,756
Standard Chartered PLC (United Kingdom)	139,481	3,114,775
SunTrust Banks, Inc.	102,908	3,295,114
U.S. Bancorp	247,315	8,935,491
UniCredit SpA	234,800	1,327,564
Wells Fargo & Co.	569,119	23,379,409
		55,616,575
Consumer Finance - 0.1%
SLM Corp.	35,555	852,964
Diversified Financial Services - 7.8%
Bank of America Corp.	1,347,250	19,023,170
Citigroup, Inc.	440,989	21,312,998
JPMorgan Chase & Co.	737,054	37,243,339
KKR Financial Holdings LLC	352,384	3,583,745
KKR Renaissance Co.-Invest LP unit (e)	29,500	2,950,000
		84,113,252
Insurance - 3.5%
American International Group, Inc.	156,457	7,268,992
Genworth Financial, Inc. Class A (a)	462,551	5,458,102
Lincoln National Corp.	152,536	6,412,613
MetLife, Inc.	344,490	15,911,993
Prudential Financial, Inc.	35,166	2,633,230
The Travelers Companies, Inc.	4,100	327,590
		38,012,520
Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp. Ltd.	27,684	302,794
MGIC Investment Corp. (a)	383,492	2,768,812
Radian Group, Inc. (d)	1,006,868	13,643,061
		16,714,667
TOTAL FINANCIALS		228,458,177
HEALTH CARE - 15.6%
Biotechnology - 2.5%
Achillion Pharmaceuticals, Inc. (a)	156,600	1,010,070
Amgen, Inc.	85,997	9,368,513
ARIAD Pharmaceuticals, Inc. (a)	30,195	561,627
Clovis Oncology, Inc. (a)	32,800	2,115,600
Discovery Laboratories, Inc. (a)	222,500	367,125
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gentium SpA sponsored ADR (a)(d)	296,316	$ 5,671,488
Infinity Pharmaceuticals, Inc. (a)	87,823	1,625,604
Insmed, Inc. (a)	55,164	839,044
Intercept Pharmaceuticals, Inc.	23,731	1,085,456
MEI Pharma, Inc. (a)	227,803	1,699,410
Merrimack Pharmaceuticals, Inc. (a)	82,601	279,191
Synageva BioPharma Corp. (a)	39,314	1,844,220
Theravance, Inc. (a)	12,832	460,027
		26,927,375
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	56,425	1,880,645
Accuray, Inc. (a)	261,001	1,727,827
Alere, Inc. (a)	442,195	13,783,218
Align Technology, Inc. (a)	118,805	5,173,958
Boston Scientific Corp. (a)	706,784	7,477,775
CareFusion Corp. (a)	15,167	543,737
Hologic, Inc. (a)	74,200	1,583,428
IDEXX Laboratories, Inc. (a)	14,600	1,369,772
MAKO Surgical Corp. (a)(d)	67,861	1,014,522
NxStage Medical, Inc. (a)	73,198	903,995
St. Jude Medical, Inc.	85,200	4,294,932
Stryker Corp.	10,900	729,101
Volcano Corp. (a)	59,644	1,277,574
Zimmer Holdings, Inc.	14,100	1,115,169
		42,875,653
Health Care Providers & Services - 4.1%
Aetna, Inc.	107,234	6,797,563
Catamaran Corp. (a)	6,500	355,948
Express Scripts Holding Co. (a)	95,601	6,106,992
McKesson Corp.	68,131	8,271,785
MWI Veterinary Supply, Inc. (a)	2,300	349,784
Quest Diagnostics, Inc.	66,155	3,878,006
UnitedHealth Group, Inc.	158,478	11,369,212
WellPoint, Inc.	81,091	6,904,088
		44,033,378
Health Care Technology - 0.0%
HMS Holdings Corp. (a)	21,300	532,287
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	35,873	2,792,354
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	114,995	$ 2,304,500
Thermo Fisher Scientific, Inc.	10,600	941,598
		6,038,452
Pharmaceuticals - 4.5%
AbbVie, Inc.	107,925	4,598,684
Actavis, Inc. (a)	18,891	2,553,685
Cardiome Pharma Corp. (a)	60,867	123,664
Endo Health Solutions, Inc. (a)	48,540	1,994,509
GlaxoSmithKline PLC sponsored ADR	130,289	6,630,407
Jazz Pharmaceuticals PLC (a)	15,407	1,351,040
Johnson & Johnson	84,413	7,294,127
Merck & Co., Inc.	346,511	16,386,505
Teva Pharmaceutical Industries Ltd. sponsored ADR	57,900	2,212,938
ViroPharma, Inc. (a)	118,400	3,569,760
Warner Chilcott PLC	43,100	924,495
XenoPort, Inc. (a)	108,987	532,946
		48,172,760
TOTAL HEALTH CARE		168,579,905
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. (a)	23,696	1,807,768
Honeywell International, Inc.	44,680	3,555,188
KEYW Holding Corp. (a)	135,382	1,562,308
Rockwell Collins, Inc.	50,715	3,589,101
Textron, Inc.	30,500	821,670
The Boeing Co.	88,963	9,245,035
United Technologies Corp.	15,322	1,533,732
		22,114,802
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	54,058	3,074,278
United Parcel Service, Inc. Class B	114,025	9,758,260
		12,832,538
Electrical Equipment - 0.6%
AMETEK, Inc.	68,730	2,949,892
Hubbell, Inc. Class B	11,300	1,145,368
Roper Industries, Inc.	21,335	2,639,140
		6,734,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.1%
Danaher Corp.	80,008	$ 5,242,124
General Electric Co.	1,174,392	27,175,431
Siemens AG sponsored ADR	12,300	1,305,768
		33,723,323
Machinery - 0.9%
Illinois Tool Works, Inc.	15,021	1,073,551
Ingersoll-Rand PLC	135,122	7,991,115
Xylem, Inc.	26,500	656,670
		9,721,336
Professional Services - 1.0%
Acacia Research Corp.	300,587	6,603,896
Michael Page International PLC	299,678	2,149,759
Towers Watson & Co.	7,300	600,425
Verisk Analytics, Inc. (a)	22,500	1,399,050
		10,753,130
Road & Rail - 1.6%
Con-way, Inc.	13,215	549,744
CSX Corp.	429,285	10,564,704
Hertz Global Holdings, Inc. (a)	91,000	2,186,730
Norfolk Southern Corp.	52,358	3,778,153
		17,079,331
TOTAL INDUSTRIALS		112,958,860
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)	82,695	611,943
Cisco Systems, Inc.	725,839	16,919,307
QUALCOMM, Inc.	130,850	8,672,738
		26,203,988
Computers & Peripherals - 4.4%
Apple, Inc.	80,565	39,239,184
EMC Corp.	223,458	5,760,747
NCR Corp. (a)	24,550	873,489
Stratasys Ltd. (a)	8,400	901,068
		46,774,488
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.2%
Demandware, Inc. (a)	17,274	$ 726,890
Google, Inc. Class A (a)	26,376	22,337,834
		23,064,724
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	101,092	7,410,044
Fidelity National Information Services, Inc.	74,124	3,295,553
Gartner, Inc. Class A (a)	26,333	1,526,524
IBM Corp.	19,231	3,505,234
MasterCard, Inc. Class A	20,100	12,182,208
Paychex, Inc.	292,043	11,296,223
The Western Union Co.	203,862	3,573,701
Unisys Corp. (a)	136,062	3,423,320
Visa, Inc. Class A	63,330	11,046,019
		57,258,826
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	406,961	6,108,485
Broadcom Corp. Class A	114,034	2,880,499
Lam Research Corp. (a)	78,334	3,655,848
NXP Semiconductors NV (a)	46,927	1,744,277
		14,389,109
Software - 4.8%
Adobe Systems, Inc. (a)	80,110	3,665,033
Autodesk, Inc. (a)	162,731	5,980,364
Citrix Systems, Inc. (a)	34,696	2,455,436
Concur Technologies, Inc. (a)	28,624	2,797,137
Electronic Arts, Inc. (a)	61,709	1,643,928
Microsoft Corp.	746,845	24,944,623
Oracle Corp.	177,800	5,664,708
salesforce.com, Inc. (a)	38,200	1,876,766
VMware, Inc. Class A (a)	27,335	2,300,240
Workday, Inc. Class A	4,100	297,373
		51,625,608
TOTAL INFORMATION TECHNOLOGY		219,316,743
MATERIALS - 1.9%
Chemicals - 1.3%
Airgas, Inc.	29,548	3,003,554
E.I. du Pont de Nemours & Co.	48,088	2,722,743
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	61,225	$ 5,993,315
Potash Corp. of Saskatchewan, Inc.	45,400	1,342,647
Syngenta AG (Switzerland)	1,695	663,755
		13,726,014
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	61,200	1,849,464
Grupo Mexico SA de CV Series B	486,900	1,392,080
Southern Copper Corp.	68,500	1,883,750
Walter Energy, Inc. (d)	158,000	2,044,520
		7,169,814
TOTAL MATERIALS		20,895,828
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	206,097	9,764,876
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	107,459	3,476,299
TOTAL TELECOMMUNICATION SERVICES		13,241,175
TOTAL COMMON STOCKS (Cost $846,272,184)		1,073,325,059
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (e) (Cost $271,645)	33,607	271,645
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	$ 426,168
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	5,779,118	5,779,118
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	30,455,399	30,455,399
TOTAL MONEY MARKET FUNDS (Cost $36,234,517)		36,234,517
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $883,383,346)		1,110,257,389
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(32,529,824)
NET ASSETS - 100%		$ 1,077,727,565
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,221,645 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co.-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,981
Fidelity Securities Lending Cash Central Fund	173,832
Total	$ 177,813
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 92,087,341	$ 91,815,696	$ -	$ 271,645
Consumer Staples	83,540,677	83,540,677	-	-
Energy	134,517,998	128,485,729	6,032,269	-
Financials	228,458,177	224,543,681	964,496	2,950,000
Health Care	168,579,905	168,579,905	-	-
Industrials	112,958,860	112,958,860	-	-
Information Technology	219,316,743	219,316,743	-	-
Materials	20,895,828	20,232,073	663,755	-
Telecommunication Services	13,241,175	13,241,175	-	-
Corporate Bonds	426,168	-	426,168	-
Money Market Funds	36,234,517	36,234,517	-	-
Total Investments in Securities:	$ 1,110,257,389	$ 1,098,949,056	$ 8,086,688	$ 3,221,645

During the period, 20,043,896 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $422,926,209. The Fund recognized a net gain of $91,575,604 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $887,924,246. Net unrealized appreciation aggregated $222,333,143, of which $241,592,832 related to appreciated investment securities and $19,259,689 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2013

1.805767.109

REHI-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.2%
		Principal Amount (c)	Value
Healthcare - 1.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 2,725,000	$ 2,915,750
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,790,000	1,785,525
6.75% 10/15/22		1,230,000	1,306,875
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		989,000	1,065,648
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,278,415
			10,352,213
Homebuilders/Real Estate - 1.2%
DDR Corp. 4.625% 7/15/22		288,000	288,329
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	248,294
7.875% 9/1/20		2,437,000	2,953,451
HCP, Inc. 3.75% 2/1/16		1,000,000	1,048,703
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,093,756
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,083,789
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,084,887
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,130,000
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	995,879
Wrightwood Capital LLC 1.9% 4/20/20 (b)		945,260	850,734
			10,777,822
Hotels - 1.8%
FelCor Lodging LP:
5.625% 3/1/23		755,000	702,150
6.75% 6/1/19		3,000,000	3,142,500
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	885,353
5.875% 6/15/19		450,000	488,915
6% 11/1/20		805,000	875,563
Times Square Hotel Trust 8.528% 8/1/26 (d)		7,135,435	9,043,719
			15,138,200
TOTAL NONCONVERTIBLE BONDS (Cost $32,848,496)			36,268,235
Asset-Backed Securities - 6.9%
		Principal Amount (c)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		$ 1,570,000	$ 1,575,652
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5434% 3/23/19 (d)(e)		451,811	445,034
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.3841% 6/26/34 (d)(e)		130,086	12,039
Atherton Franchise Loan Funding LLP Series 1998-A Class F, 7.44% 5/15/20 (d)		110,345	1,103
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.6841% 3/20/50 (d)(e)		750,000	32,850
Class E, 2.2841% 3/20/50 (d)(e)		3,000,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		700,119	697,669
Class B, 5.267% 6/25/35 (d)		2,203,500	2,170,448
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5209% 4/7/52 (d)(e)		1,542,218	1,441,974
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		5,542,927	3,814,088
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		4,697,238	3,522,928
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		863,663	785,934
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		741,755	504,393
Series 2004-1A Class H1, 3.9538% 1/28/40 (d)(e)		2,455,953	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6271% 11/28/39 (d)(e)		1,078,641	32,359
Class F, 5.1271% 11/28/39 (d)(e)		1,167,151	29,179
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6841% 6/25/35 (e)(g)		543,978	23,752
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8341% 9/25/46 (d)(e)		1,580,000	1,323,250
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7341% 8/26/30 (d)(e)		550,000	517,000
Class E, 2.1841% 8/26/30 (d)(e)		1,109,731	710,228
Merit Securities Corp. Series 13 Class M1, 7.8759% 12/28/33 (e)		1,665,000	1,780,921
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4441% 2/25/47 (d)(e)		4,962,572	4,764,069
Class A2, 0.4741% 2/25/47 (d)(e)		4,080,000	3,753,600
Class H, 1.6541% 2/25/47 (d)(e)		1,005,000	708,525
Asset-Backed Securities - continued
		Principal Amount (c)	Value
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9371% 8/28/38 (d)(e)		$ 2,795,983	$ 2,754,044
Class C1B, 7.696% 8/28/38 (d)		910,181	782,756
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (d)		235,252	239,957
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		318,553	128,155
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1341% 9/25/46 (d)(e)		1,190,000	321,300
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9156% 2/5/36 (d)(e)		2,430,774	243
Class E, 4.7656% 2/5/36 (d)(e)		711,893	71
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7656% 12/5/36 (d)(e)		4,211,974	421
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		778,000	776,055
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (d)(e)		4,815,000	3,129,750
Series 2006-1A:
Class A1A, 0.5328% 9/25/26 (d)(e)		3,402,096	3,359,569
Class A1B, 0.6028% 9/25/26 (d)(e)		7,893,000	7,261,560
Class A2B, 0.5828% 9/25/26 (d)(e)		492,729	469,325
Class B, 0.6328% 9/25/26 (d)(e)		2,310,000	2,188,725
Class C, 0.8028% 9/25/26 (d)(e)		3,740,000	3,478,200
Class D, 0.9028% 9/25/26 (d)(e)		730,000	667,950
Class E, 1.0028% 9/25/26 (d)(e)		900,000	805,500
Class F, 1.4228% 9/25/26 (d)(e)		1,601,000	1,400,875
Class G, 1.6228% 9/25/26 (d)(e)		576,000	502,560
Class J, 3.0228% 9/25/26 (d)(e)		500,000	434,400
Class K, 3.5228% 9/25/26 (d)(e)		805,000	684,250
Class L, 4.2728% 9/25/26 (d)(e)		500,000	430,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.5831% 11/21/40 (d)(e)		1,344,419	1,250,309
TOTAL ASSET-BACKED SECURITIES (Cost $70,546,504)			59,712,970
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 2.1%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)		543,309	239,468
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2002-R1:
Class B4, 6.61% 7/25/32 (d)(e)		$ 550,916	$ 158,087
Series 2002-R2 Class 2B4, 3.6557% 7/25/33 (d)(e)		100,515	14,087
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		499,707	121,238
Class B4, 5.75% 8/25/43 (d)		122,506	864
Series 2003-40 Class B3, 4.5% 10/25/18 (d)		31,872	913
Series 2003-50:
Class B4, 5% 11/25/18 (d)		95,136	42,959
Class B5, 5% 11/25/18 (d)		64,400	4,258
Series 2003-R1:
Class 2B4, 3.2108% 2/25/43 (d)(e)		75,304	23,665
Class 2B5, 3.2108% 2/25/43 (d)(e)		207,802	20,499
Series 2003-R3 Class B3, 5.5% 11/25/33		64,326	1,133
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		157,964	14,435
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7526% 9/25/19 (d)(e)		46,342	24,176
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		123,920	39,769
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.358% 12/25/46 (d)(e)		6,045,000	6,279,340
Series 2010-K7 Class B, 5.4354% 4/25/20 (d)(e)		5,000,000	5,212,430
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		4,747,610	4,906,327
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 7% 2/19/30 (d)(e)		276,876	87,844
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.135% 7/10/35 (d)(e)		371,521	384,796
Series 2005-A Class B6, 2.185% 3/10/37 (d)(e)		218,902	1,273
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.685% 12/10/35 (d)(e)		142,546	48,404
Series 2004-A:
Class B7, 4.435% 2/10/36 (d)(e)		165,864	74,616
Class B9, 9.185% 2/10/36 (d)(e)		270,026	96,239
Series 2004-B:
Class B8, 4.935% 2/10/36 (d)(e)		139,501	45,827
Class B9, 8.435% 2/10/36 (d)(e)		236,750	78,460
Series 2004-C:
Class B7, 3.685% 9/10/36 (d)(e)		885,618	350,893
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-C:
Class B8, 4.435% 9/10/36 (d)(e)		$ 788,622	$ 208,230
Class B9, 7.185% 9/10/36 (d)(e)		295,206	45,576
TOTAL PRIVATE SPONSOR			18,525,806
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		387,274	183,800
Class B4, 7% 9/25/41 (g)		212,089	70,948
Class B5, 7% 9/25/41 (g)		69,367	5,742
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.1888% 2/25/42 (d)(e)		93,573	53,467
Class 3B5, 3.1888% 2/25/42 (d)(e)		71,436	12,355
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.208% 1/25/42 (d)(e)		78,232	30,283
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 4.8106% 12/25/42 (e)(g)		1,497,137	362,102
Class B4, 4.8106% 12/25/42 (e)(g)		181,829	13,689
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.1687% 6/25/43 (e)(g)		278,121	89,779
Class 2B5, 3.1687% 6/25/43 (e)(g)		215,562	31,511
TOTAL U.S. GOVERNMENT AGENCY			853,676
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,044,921)			19,379,482
Commercial Mortgage Securities - 68.3%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,362,726
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4205% 2/14/29 (d)(e)		231,063	234,172
Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,457,007
Series 1997-D5 Class A7, 7.4251% 2/14/43 (e)		594,596	599,268
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		$ 3,070,000	$ 3,146,827
Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,363,828
Series 2005-1 Class CJ, 5.2362% 11/10/42 (e)		4,020,000	4,251,564
Series 2005-4 Class H, 5.1962% 7/10/45 (d)(e)		525,000	90,920
Series 2005-5 Class D, 5.2289% 10/10/45 (e)		2,250,000	2,278,125
Series 2005-6 Class AJ, 5.1852% 9/10/47 (e)		2,000,000	2,123,172
Series 2008-1 Class D, 6.2495% 2/10/51 (d)(e)		1,970,000	1,131,465
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.484% 11/15/15 (d)(e)		3,281,582	3,283,768
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1841% 3/15/22 (d)(e)		860,989	585,562
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6841% 8/15/17 (d)(e)		2,770,000	2,861,964
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4351% 3/11/39 (e)		3,175,000	3,279,620
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.5802% 4/12/38 (e)		2,007,000	2,156,714
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		1,005,000	1,011,138
Class H, 5.64% 2/14/31 (d)		1,625,030	1,643,172
Class I, 5.64% 2/14/31 (d)		3,413,728	2,649,374
Series 2006-T22 Class B, 5.5802% 4/12/38 (d)(e)		1,370,000	1,459,325
Series 2007-BBA8:
Class K, 1.3841% 3/15/22 (d)(e)		1,720,000	1,382,398
Class L, 2.0841% 3/15/22 (d)(e)		3,980,125	2,591,464
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		5,609,152	5,928,312
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		93,776	48,764
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.3767% 10/25/22 (d)(e)		45,445	32,643
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5595% 12/15/47 (d)(e)		2,200,000	2,304,820
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		289,594	291,127
Class H, 6.34% 5/18/30 (d)		3,300,000	2,977,418
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,306,693
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		$ 986,721	$ 994,365
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		4,000,000	2,614,820
Series 2012-CR5 Class D, 4.335% 12/10/45 (d)(e)		1,550,000	1,399,328
Series 2013-CR10:
Class C, 4.958% 8/10/46 (d)(e)		1,310,000	1,214,206
Class D, 4.958% 8/10/46 (d)(e)		3,910,000	3,264,850
Series 2013-CR9 Class D, 4.403% 7/10/45 (d)		1,100,000	878,745
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (d)(e)		1,352,331	1,334,086
sequential payer Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	4,248,428
Series 2001-J2A Class F, 7.142% 7/16/34 (d)(e)		1,583,000	1,855,119
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (d)		11,442,000	10,784,714
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	5,008,381
Class H, 6% 11/17/32		2,939,139	1,691,886
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2469% 6/10/44 (e)		5,875,000	5,734,253
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)		4,500,000	4,702,275
Series 2012-CR1:
Class C, 5.3679% 5/15/45 (e)		2,060,000	2,075,005
Class D, 5.3679% 5/15/45 (d)(e)		4,010,000	3,678,545
Series 2012-CR2:
Class E, 4.858% 8/15/45 (d)(e)		6,370,000	5,596,809
Class F, 4.25% 8/15/45 (d)		7,150,000	5,126,950
Series 2012-LC4:
Class C, 5.6482% 12/10/44 (e)		1,534,000	1,583,223
Class D, 5.6482% 12/10/44 (d)(e)		5,406,000	5,056,129
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(e)		3,190,000	3,035,106
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		380,769	382,634
Series 1998-C1:
Class F, 6% 5/17/40 (d)		9,703,290	10,464,988
Class H, 6% 5/17/40 (d)		2,501,079	1,422,414
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		7,019,116	7,305,019
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1998-C2:
Class G, 6.75% 11/15/30 (d)		$ 1,065,000	$ 1,139,159
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		20,318	16,559
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		4,512,555	4,554,215
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.0841% 2/15/22 (d)(e)		2,369,829	708,283
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5567% 11/10/46 (d)(e)		1,000,000	1,025,270
Class E, 5.5567% 11/10/46 (d)(e)		4,940,000	4,726,434
Class F, 5.5567% 11/10/46 (d)(e)		7,130,000	6,087,687
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,522,472	2,520,267
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1694% 6/10/31 (d)(e)		436,556	436,754
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (d)		3,610,000	3,654,184
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		3,007,000	3,102,776
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (d)		1,178,000	1,198,060
Class E, 5.253% 5/5/27 (d)		822,000	845,739
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		1,600,000	1,776,638
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.79% 1/25/43 (e)(f)		5,370,000	876,411
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		2,780,000	592,400
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (d)(e)		2,300,000	2,350,881
Series 2011-K10 Class B, 4.5971% 11/25/49 (d)(e)		1,650,000	1,621,092
Series 2011-K11 Class B, 4.4205% 12/25/48 (d)(e)		3,190,000	3,101,171
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		1,155,535	1,154,380
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(e)		3,210,000	3,180,985
Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		1,090,000	1,117,393
Class J, 4.685% 8/10/42 (d)(e)		900,000	53
Class K, 4.685% 8/10/42 (d)(e)		1,700,000	8
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1519% 7/10/45 (d)(e)		2,277,000	1,570,062
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 2,632,264	$ 1,953,621
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		2,832,671	3,135,568
Class H, 6.75% 4/15/29 (e)		6,130,384	3,601,034
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	5,188,176
Series 1999-C3:
Class J, 6.974% 8/15/36 (d)		2,788,000	2,890,434
Class K, 6.974% 8/15/36 (d)		3,436,890	2,821,203
Series 2000-C1 Class K, 7% 3/15/33		425,674	314,185
Series 2003-C3 Class H, 5.7478% 4/10/40 (d)(e)		980,000	984,537
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.7995% 7/13/30 (d)(e)		3,736,000	3,898,714
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	55,961
Class K, 5.067% 8/10/38 (d)(e)		720,000	50,659
Series 2010-C1:
Class D, 5.9837% 8/10/43 (d)(e)		4,985,000	5,205,666
Class E, 4% 8/10/43 (d)		5,951,000	4,448,747
Series 2012-GCJ7:
Class C, 5.7225% 5/10/45 (e)		5,830,000	6,007,339
Class D, 5.7225% 5/10/45 (d)(e)		5,670,000	5,296,384
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.226% 12/10/43 (d)(e)		4,100,000	3,850,929
Series 2011-GC5:
Class C, 5.3077% 8/10/44 (d)(e)		7,010,000	7,124,971
Class D, 5.3077% 8/10/44 (d)(e)		2,720,000	2,510,623
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1841% 4/15/18 (d)(e)		870,370	876,584
Series 2013-JWRZ Class E, 3.9241% 4/15/30 (d)(e)		1,700,000	1,693,040
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		2,000,000	2,027,052
Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		1,407,489	25,381
Class X, 0.6365% 10/15/32 (d)(e)(f)		6,244,197	40,106
Series 2002-C1 Class E, 6.135% 7/12/37 (d)		2,990,394	2,993,109
Series 2003-C1:
Class D, 5.192% 1/12/37		1,200,117	1,201,876
Class F, 6.0084% 1/12/37 (d)(e)		805,000	805,258
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (d)(e)		$ 2,260,000	$ 2,668,014
Class D, 7.4453% 12/5/27 (d)(e)		10,670,000	11,940,658
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		3,590,000	3,775,374
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		4,170,000	4,504,488
Series 2011-C4 Class E, 5.3895% 7/15/46 (d)(e)		4,650,000	4,396,840
Series 2012-CBX:
Class C, 5.1879% 6/16/45 (e)		1,480,000	1,462,899
Class D, 5.1879% 6/16/45 (d)(e)		4,050,000	3,831,663
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,022,617
Series 2005-LDP5 Class AJ, 5.3208% 12/15/44 (e)		2,020,000	2,124,371
Series 2005-PRKS Class A, 9.7496% 1/15/15 (d)(e)		2,365,191	2,625,599
Series 2010-C2:
Class D, 5.526% 11/15/43 (d)(e)		3,120,000	3,196,284
Class XB, 0.6681% 11/15/43 (d)(e)(f)		26,860,000	1,036,484
Series 2011-C5 Class C, 5.3144% 8/15/46 (d)(e)		5,803,234	5,993,777
JPMorgan Commercial Mortgage Finance Corp.:
Series 1999-C7 Class NR, 6% 10/15/35 (d)		355,503	20,034
Series 1999-C8:
Class G, 6% 7/15/31 (d)		155,524	156,564
Class H, 6% 7/15/31 (d)		1,104,354	653,129
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,648,977	779,254
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,319,376	1,333,723
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		43,408	30,386
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,179,220
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	8,171,954
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (e)		8,400,000	8,849,240
Class AM, 5.263% 11/15/40 (e)		938,000	1,008,142
Series 2006-C6:
Class A4, 5.372% 9/15/39		3,000,000	3,302,136
Class AM, 5.413% 9/15/39		5,000,000	5,432,450
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,231,812
Series 2001-C7:
Class M, 5.868% 11/15/33		1,447,423	1,450,697
Class P, 5.868% 11/15/33		1,320,000	1,301,948
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C7 Class E, 4.918% 10/15/36		$ 1,733,000	$ 1,779,340
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,700,649
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		5,260,000	5,440,071
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,900,000	1,941,969
Series 2006-C4:
Class AJ, 5.8844% 6/15/38 (e)		6,665,000	6,804,212
Class AM, 5.8844% 6/15/38 (e)		3,840,000	4,159,196
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0841% 6/15/22 (d)(e)		4,770,000	4,760,856
LStar Commercial Mortgage Trust Series 2011-1:
Class B, 5.5198% 6/25/43 (d)(e)		1,924,000	1,988,493
Class D, 5.5198% 6/25/43 (d)(e)		2,059,000	2,012,857
Mach One Trust LLC Series 2004-1A:
Class H, 6.3251% 5/28/40 (d)(e)		1,320,000	1,340,618
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	1,113,536
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	721,277
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	443,254
Class G, 4.384% 7/12/37	CAD	275,000	217,590
Class H, 4.384% 7/12/37	CAD	184,000	143,207
Class J, 4.384% 7/12/37	CAD	275,000	210,552
Class K, 4.384% 7/12/37	CAD	275,000	207,144
Class L, 4.384% 7/12/37	CAD	184,000	136,366
Class M, 4.384% 7/12/37	CAD	772,000	516,439
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	606,989
Class G, 4.525% 11/12/37 (e)	CAD	846,000	617,792
Class H, 4.525% 11/12/37 (e)	CAD	235,000	163,362
Class J, 4.525% 11/12/37 (e)	CAD	248,000	162,696
Class K, 4.525% 11/12/37 (e)	CAD	261,000	166,592
Class L, 4.525% 11/12/37 (e)	CAD	248,000	154,039
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	1,019,241
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		4,690,014	4,672,877
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		485,186	198,926
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3653% 1/12/44 (e)		1,440,000	1,546,402
Series 2002-MW1 Class H, 5.695% 7/12/34 (d)		1,339,237	1,320,822
Series 2004-MKB1 Class F, 5.6778% 2/12/42 (d)(e)		1,380,000	1,392,409
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1:
Class AJ, 5.6826% 5/12/39 (e)		$ 3,440,000	$ 3,454,644
Class AM, 5.6826% 5/12/39 (e)		700,000	753,906
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (d)		182,610	162,523
Series 2004-C2 Class A, 5.318% 10/15/40 (d)		3,066,222	2,682,944
Series 2004-C1 Class IO, 8.6061% 1/15/37 (d)(e)(f)		226,352	10,480
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		441,000	44
Class F, 10.223% 10/15/40 (d)		772,000	77
Class G, 12.5035% 10/15/40 (d)(e)		497,000	50
Series 2005-C3:
Class D, 7.7% 5/15/44 (d)		1,039,000	104
Class E, 8.757% 5/15/44 (d)		681,285	68
Morgan Stanley BAML Trust:
Series 2013-C9 Class C, 4.0729% 5/15/46 (e)		3,070,000	2,710,647
Series 2013-C7 Class D, 4.3056% 2/15/46 (d)		4,540,000	3,715,096
Series 2013-C8 Class D, 4.1725% 12/15/48 (d)(e)		2,260,000	1,828,615
Series 2013-C9 Class D, 4.1609% 5/15/46 (d)(e)		5,300,000	4,258,889
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.614% 7/15/19 (d)(e)		2,610,071	2,411,141
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	5,002,834
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,194,508
Series 2007-IQ16 Class A3, 5.852% 12/12/49		553,728	556,541
Series 2012-C4 Class E, 5.5257% 3/15/45 (d)(e)		3,800,000	3,583,457
Series 1997-RR:
Class F, 7.402% 4/30/39 (d)(e)		561,874	561,874
Class G1, 7.402% 4/30/39 (d)(e)		859,695	8,597
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		846,854	888,595
Class G, 7.35% 7/15/32 (d)		1,482,580	1,100,137
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	1,680,604
Class N, 6.54% 3/15/32 (d)		305,233	52,764
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		1,071,000	1,095,868
Class N, 5.91% 11/15/31 (d)		1,600,000	1,558,011
Class O, 5.91% 11/15/31 (d)		1,387,047	397,995
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ5 Class C, 5.5445% 4/15/38 (e)		$ 947,654	$ 949,179
Series 2005-HQ5 Class B, 5.272% 1/14/42		6,890,000	7,182,763
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,409,435
Series 2011-C1:
Class C, 5.2527% 9/15/47 (d)(e)		2,050,000	2,139,862
Class D, 5.2527% 9/15/47 (d)(e)		10,522,000	10,635,038
Class E, 5.2527% 9/15/47 (d)(e)		1,500,000	1,427,906
Series 2011-C2:
Class D, 5.3161% 6/15/44 (d)(e)		3,830,000	3,818,878
Class E, 5.3161% 6/15/44 (d)(e)		4,900,000	4,565,649
Class F, 5.3161% 6/15/44 (d)(e)		3,620,000	2,886,306
Series 2011-C3:
Class C, 5.1845% 7/15/49 (d)(e)		1,920,000	1,935,466
Class D, 5.1845% 7/15/49 (d)(e)		7,530,000	7,214,982
Class E, 5.1845% 7/15/49 (d)(e)		2,630,000	2,431,669
Series 2012-C4 Class D, 5.5257% 3/15/45 (d)(e)		1,950,000	1,938,554
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		539,137	540,247
Series 2000-PRIN Class C, 7.9097% 2/23/34 (e)		2,519,000	2,781,296
Series 2001-TOP3 Class E, 7.422% 7/15/33 (d)(e)		1,130,000	1,112,791
Series 2003-TOP9 Class E, 5.4707% 11/13/36 (d)(e)		630,000	655,808
Motel 6 Trust Series 2012-MTL6 Class D, 3.7812% 10/5/25 (d)		2,000,000	1,922,682
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (f)		16,398	16,480
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,357,761	3,000,487
RBSCF Trust Series 2010-MB1 Class D, 4.6831% 4/15/24 (d)(e)		5,717,000	5,884,131
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	993,972
Class G, 4.456% 9/12/38 (d)	CAD	585,000	485,251
Class H, 4.456% 9/12/38 (d)	CAD	390,000	296,656
Class J, 4.456% 9/12/38 (d)	CAD	390,000	270,819
Class K, 4.456% 9/12/38 (d)	CAD	195,000	125,066
Class L, 4.456% 9/12/38 (d)	CAD	281,000	170,345
Class M, 4.456% 9/12/38 (d)	CAD	1,134,647	518,374
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,273,086
Class G, 4.57% 4/12/23	CAD	505,000	411,129
Class H, 4.57% 4/12/23	CAD	505,000	380,167
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class J, 4.57% 4/12/23 (e)	CAD	505,000	$ 362,945
Class K, 4.57% 4/12/23	CAD	253,000	171,054
Class L, 4.57% 4/12/23	CAD	757,000	496,560
Class M, 4.57% 4/12/23	CAD	2,222,418	1,145,327
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (d)(e)		$ 295,948	294,940
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (d)(e)		48,232	48,604
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5276% 8/15/39 (e)		3,150,000	3,403,698
Series 2007-C4 Class F, 5.5276% 8/15/39 (e)		5,345,000	3,909,611
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,558,328
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.7591% 7/15/24 (d)(e)		2,500,000	2,202,500
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(e)		1,550,000	1,323,261
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (d)(e)		1,794,000	1,971,488
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		1,330,000	1,457,261
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,449,761
Series 2004-C11:
Class D, 5.3763% 1/15/41 (e)		2,720,000	2,743,120
Class E, 5.4263% 1/15/41 (e)		2,465,000	2,484,091
Series 2004-C12 Class D, 5.3% 7/15/41 (e)		2,030,000	2,074,904
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,975,204
Class C, 5.21% 8/15/41		1,260,000	1,295,033
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (d)(e)		2,300,000	2,275,169
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (d)(e)(f)		26,055,541	957,281
Series 2012-LC5 Class D, 4.7802% 10/15/45 (d)		6,749,000	5,757,093
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		2,240,000	2,275,013
Class D, 5.5483% 3/15/44 (d)(e)		1,370,000	1,299,227
Class E, 5% 3/15/44 (d)		1,510,000	1,231,632
Series 2011-C4 Class E, 5.2484% 6/15/44 (d)(e)		2,050,000	1,891,615
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C5:
Class C, 5.6363% 11/15/44 (d)(e)		$ 1,670,000	$ 1,727,041
Class D, 5.6363% 11/15/44 (d)(e)		3,575,000	3,585,689
Series 2012-C6 Class D, 5.563% 4/15/45 (d)(e)		3,250,000	3,002,646
Series 2012-C7 Class C, 4.8488% 6/15/45 (e)		3,793,000	3,668,009
Series 2012-C8 Class D, 4.8792% 8/15/45 (d)(e)		1,000,000	939,500
Series 2013-C11:
Class D, 4.1849% 3/15/45 (d)(e)		2,000,000	1,608,816
Class E, 4.1849% 3/15/45 (d)(e)		6,000,000	4,324,524
Series 2013-C13 Class D, 4.2791% 5/15/45 (d)(e)		1,800,000	1,427,393
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (d)		7,000,000	7,085,589
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4609% 12/15/45 (d)(e)		2,130,000	1,752,087
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $566,594,865)			592,004,784
Preferred Stocks - 5.8%
	Shares
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,604,000
Nonconvertible Preferred Stocks - 5.6%
Homebuilders/Real Estate - 5.4%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	1,872,252
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,697,769
Series C, 7.625%	48,000	1,142,400
Series D, 7.50%	34,028	791,491
CBL & Associates Properties, Inc.:
7.375%	129,000	3,190,170
Series E, 6.625%	110,000	2,519,000
Cedar Shopping Centers, Inc. Series B, 7.25%	30,000	697,500
CenterPoint Properties Trust Series D, 5.377%	1,934	1,237,760
Corporate Office Properties Trust:
Series H, 7.50%	5,000	123,900
Series L, 7.375%	71,383	1,733,179
DDR Corp. Series K, 6.25%	90,662	1,987,311
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,422,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	69,828	1,606,742
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
Essex Property Trust, Inc. Series H, 7.125%	61,727	$ 1,591,322
First Potomac Realty Trust 7.75%	80,000	1,996,000
Hersha Hospitality Trust Series B, 8.00%	80,827	2,048,964
LaSalle Hotel Properties Series G, 7.25%	19,122	465,812
PS Business Parks, Inc.:
6.875%	34,911	862,651
Series S, 6.45%	152,000	3,537,040
Public Storage:
Series P, 6.50%	72,680	1,806,098
Series R, 6.35%	47,500	1,159,000
Series S, 5.90%	50,000	1,141,500
Realty Income Corp. Series F, 6.625%	80,000	1,931,200
Regency Centers Corp. Series 6, 6.625%	34,710	812,214
Retail Properties America, Inc. 7.00%	135,649	3,138,918
Stag Industrial, Inc. Series A, 9.00%	60,000	1,611,000
Sun Communities, Inc. Series A, 7.125%	82,399	2,014,656
Taubman Centers, Inc. Series J, 6.50%	66,277	1,519,732
		46,657,581
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,732,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,390,081
TOTAL PREFERRED STOCKS (Cost $51,743,560)		49,994,081
Floating Rate Loans - 6.2%
	Principal Amount (c)
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	$ 2,246,352	2,280,047
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	254,363	256,906
		2,536,953
Healthcare - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	3,511,231	3,344,447
Homebuilders/Real Estate - 1.2%
CityCenter term loan 8.75% 7/12/14 (e)	521,219	521,219
Floating Rate Loans - continued
	Principal Amount (c)	Value
Homebuilders/Real Estate - continued
EOP Operating LP term loan:
6.02% 2/1/14 (e)	$ 3,000,000	$ 2,977,500
6.27% 2/1/14 (e)	2,200,000	2,183,500
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (e)	5,346,662	4,868,581
		10,550,800
Hotels - 4.3%
Extended Stay America, Inc. REL 9.625% 12/1/19	5,000,000	5,125,000
Hilton Worldwide, Inc.:
Tranche D, term loan 3.935% 11/12/15 (e)	15,599,231	15,501,745
Tranche E, term loan 4.185% 11/12/15 (e)	8,832,692	8,777,488
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (e)	2,308,464	2,343,091
Tranche B, term loan 11.375% 7/6/14 (e)	1,731,359	1,757,329
Tranche D, term loan 14.9% 7/6/14 (e)	3,600,000	3,663,000
		37,167,653
TOTAL FLOATING RATE LOANS (Cost $53,267,993)		53,599,853
Preferred Securities - 0.1%

Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	150,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	155,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	220,000
TOTAL PREFERRED SECURITIES (Cost $7,015,520)		525,000
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $51,332,695)	51,332,695	$ 51,332,695
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $854,394,554)		862,817,100
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,300,794
NET ASSETS - 100%		$ 866,117,894
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $468,693,832 or 54.1% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $797,883 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 10,388
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41	5/21/03	$ 335,597
Security	Acquisition Date	Acquisition Cost
Class B4, 7% 9/25/41	11/2/01	$ 98,621
Class B5, 7% 9/25/41	11/2/01	$ 14,914
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 4.8106% 12/25/42	3/25/03	$ 860,233
Class B4, 4.8106% 12/25/42	3/25/03	$ 96,824
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.1687% 6/25/43	9/29/03	$ 112,943
Class 2B5, 3.1687% 6/25/43	9/29/03	$ 29,423
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6841% 6/25/35	6/3/05	$ 479,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,883
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 49,994,081	$ 47,152,321	$ 1,604,000	$ 1,237,760
Corporate Bonds	36,268,235	-	35,417,501	850,734
Asset-Backed Securities	59,712,970	-	31,512,656	28,200,314
Collateralized Mortgage Obligations	19,379,482	-	16,490,199	2,889,283
Commercial Mortgage Securities	592,004,784	-	565,623,679	26,381,105
Floating Rate Loans	53,599,853	-	32,749,167	20,850,686
Preferred Securities	525,000	-	-	525,000
Money Market Funds	51,332,695	51,332,695	-	-
Total Investments in Securities:	$ 862,817,100	$ 98,485,016	$ 683,397,202	$ 80,934,882
Percentage of Market Value:	100%	11.4%	79.2%	9.4%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 29,190,498
Net Realized Gain (Loss) on Investment Securities	(1,128,202)
Net Unrealized Gain (Loss) on Investment Securities	3,934,679
Cost of Purchases	10,665,263
Proceeds of Sales	(8,746,695)
Amortization/Accretion	(709,141)
Transfers into Level 3	-
Transfers out of Level 3	(5,006,088)
Ending Balance	$ 28,200,314
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2013	$ 2,432,959
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 39,423,964
Net Realized Gain (Loss) on Investment Securities	(390,792)
Net Unrealized Gain (Loss) on Investment Securities	1,229,206
Cost of Purchases	1,342,688
Proceeds of Sales	(2,158,398)
Amortization/Accretion	1,140,572
Transfers into Level 3	6,829,696
Transfers out of Level 3	(21,035,831)
Ending Balance	$ 26,381,105
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2013	$ 818,261
Floating Rate Loans
Beginning Balance	$ 7,882,609
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	398,747
Cost of Purchases	12,526,933
Proceeds of Sales	(3,648)
Amortization/Accretion	46,045
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 20,850,686
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2013	$ 398,747
Other Investments in Securities
Beginning Balance	$ 4,260,564
Net Realized Gain (Loss) on Investment Securities	(5,530,467)
Net Unrealized Gain (Loss) on Investment Securities	6,697,573
Cost of Purchases	-
Proceeds of Sales	(1,724,900)
Amortization/Accretion	(199,839)
Transfers into Level 3	2,159,350
Transfers out of Level 3	(159,504)
Ending Balance	$ 5,502,777
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2013	$ 1,165,876

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $854,364,377. Net unrealized appreciation aggregated $8,452,723, of which $59,458,080 related to appreciated investment securities and $51,005,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Funds valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of August 31, 2013, 20% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 08/31/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 5,712,144	Discounted cash flow	Yield	11.0%	Decrease
		Expected distribution	Recovery rate	0% - 27% / 26.9%	Increase
		Market comparable	Spread	6.5%	Decrease
Collateralized Mortgage Obligations	$ 2,849,517	Discounted cash flow	Yield	6.5% - 50% / 13.6%	Decrease
Commercial Mortgage Securities	$ 7,705,903	Discounted cash flow	Yield	10% - 20% / 12.9%	Decrease
			Discount rate	20.1%	Decrease
		Expected distribution	Recovery rate	1% - 70% / 54.8%	Increase
		Market comparable	Spread	0.6% - 53.2% / 13.2%	Decrease
Corporate Bonds	$ 850,734	Discounted cash flow	Yield	20.0%	Decrease
Asset Type	Fair Value at 08/31/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Floating Rate Loans	$ 521,219	Discounted cash flow	Yield	8.8%	Decrease
Preferred Securities	$ 220,000	Expected distribution	Recovery rate	20.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013